FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Financial Life Insurance Company

Years Ended December 31, 2020, 2019 and 2018

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory basis financial statements of Transamerica Financial Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, of changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2020, including the related notes and schedules of supplementary insurance information and reinsurance for each of the three years in the period ended December 31, 2020 and summary of investments - other than investments in related parties as of December 31, 2020 listed in the accompanying index (collectively referred to as the “financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York Department of Financial

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312)298-2000, F: (312)298 2001, www.pwc.com/us

Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services described in Note 2.

Emphasis of Matter

As discussed in Note 3 to the financial statements, in 2020 the Company changed its valuation basis for variable annuities to comply with newly prescribed Insurance Regulation 213 issued by the New York Department of Financial Services. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 14, 2021

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Millions)

	December 31	December 31
	2020	2019

Admitted assets
Cash, cash equivalents and short-term investments	$598	$440
Bonds	5,913	5,333
Preferred stocks	7	5
Common stocks	10	6
Mortgage loans on real estate	1,548	1,547
Policy loans	131	131
Securities lending reinvested collateral assets	398	311
Derivatives	232	114
Other invested assets	341	369

Total cash and invested assets	9,178	8,256

Accrued investment income	72	69
Premiums deferred and uncollected	11	11
Net deferred income tax asset	34	28
Other assets	67	20
Separate account assets	24,153	23,524

Total admitted assets	$33,515	$31,908

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$7,040	$6,493
Policy and contract claim reserves	43	29
Liability for deposit-type contracts	31	30
Transfers from separate accounts due or accrued	(102)	(195)
Asset valuation reserve	118	133
Interest maintenance reserve	25	21
Derivatives	219	102
Payable for collateral under securities loaned and other transactions	441	371
Borrowed money	147	66
Other liabilities	322	309
Separate account liabilities	24,153	23,524

Total liabilities	32,437	30,883

Total capital and surplus	1,078	1,025

Total liabilities and capital and surplus	$33,515	$31,908

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2020	2019	2018

Revenues
Premiums and annuity considerations	$5,235	$5,306	$5,202
Net investment income	311	344	347
Fee revenue and other income	269	534	325

Total revenue	5,815	6,184	5,874

Benefits and expenses
Death benefits	109	69	70
Annuity benefits	136	117	108
Accident and health benefits	56	45	61
Surrender benefits	6,871	6,667	8,149
Other benefits	8	9	9
Net increase (decrease) in reserves	678	(140)	(128)
Commissions	124	132	146
Net transfers to (from) separate accounts	(2,323)	(1,201)	(2,892)
General insurance expenses and other	113	124	108

Total benefits and expenses	5,772	5,822	5,631

Gain (loss) from operations before federal income taxes	43	362	243
Federal income tax (benefit) expense	20	21	11

Net gain (loss) from operations	23	341	232
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	56	17	(30)

Net income (loss)	$79	$358	$202

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

			Special
	Common	Paid-in	Surplus	Unassigned	Total Capital
	Stock	Surplus	Funds	Surplus	and Surplus

Balance at January 1, 2018	$2	$935	$11	$102	$1,050
Net income (loss)	-	-	-	202	202
Change in net unrealized capital gains (losses), net of taxes	-	-	-	13	13
Change in net deferred income tax asset	-	-	-	(3)	(3)
Change in nonadmitted assets	-	-	-	7	7
Change in surplus as a result of reinsurance	-	-	-	(20)	(20)
Return of capital	-	(56)	-	-	(56)
Dividends to stockholders	-	-	-	(103)	(103)

Balance at December 31, 2018	2	879	11	198	1,090
Net income (loss)	-	-	2	356	358
Change in net unrealized capital gains (losses), net of taxes	-	-	-	(19)	(19)
Change in net deferred income tax asset	-	-	-	19	19
Change in nonadmitted assets	-	-	-	(14)	(14)
Change in asset valuation reserve	-	-	-	(13)	(13)
Change in surplus as a result of reinsurance	-	-	-	(225)	(225)
Return of capital	-	(100)	-	-	(100)
Dividends to stockholders	-	-	-	(75)	(75)
Other changes - net	-	-	-	4	4

Balance at December 31, 2019	$2	$779	$13	$231	$1,025

Continued on next page.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Millions)

			Special
	Common	Paid-in	Surplus	Unassigned	Total Capital and
	Stock	Surplus	Funds	Surplus	Surplus

Balance at December 31, 2019	$2	$779	$13	$231	$1,025
Net income (loss)	-	-	-	79	79
Change in net unrealized capital gains (losses), net of taxes	-	-	-	(7)	(7)
Change in net deferred income tax asset	-	-	-	(4)	(4)
Change in nonadmitted assets	-	-	-	6	6
Change in reserve on account of change in valuation basis	-	-	-	132	132
Change in asset valuation reserve	-	-	-	15	15
Return of capital	-	(95)	-	-	(95)
Dividends to stockholder	-	-	-	(75)	(75)
Other changes - net	-	-	-	2	2

Balance at December 31, 2020	$2	$684	$13	$379	$1,078

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2020	2019	2018

Operating activities
Premiums and annuity considerations	$5,235	$5,306	$5,204
Net investment income	322	355	359
Other income	273	307	302
Benefit and loss related payments	(7,168)	(6,919)	(8,383)
Net transfers from separate accounts	2,416	1,188	2,911
Commissions and operating expenses	(243)	(250)	(260)
Federal income taxes (paid) received	(28)	(8)	(24)

Net cash provided by (used in) operating activities	807	(21)	109

Investing activities
Proceeds from investments sold, matured or repaid	1,682	2,126	1,564
Costs of investments acquired	(2,321)	(1,944)	(1,357)
Net change in policy loans	-	-	(5)

Net cash provided by (used in) investing activities	(639)	182	202

Financing and miscellaneous activities
Capital and paid in surplus (returned) received	(96)	(100)	(57)
Net deposits (withdrawals) on deposit-type contracts	-	(1)	(5)
Net change in borrowed money	80	66	(204)
Net change in payable for collateral under securities lending and other transactions	69	1	(107)
Other cash (applied) provided	12	57	(39)
Dividends to stockholders	(75)	(75)	(103)

Net cash used in financing and miscellaneous activities	(10)	(52)	(515)

Net increase (decrease) in cash, cash equivalents and short-term investments	158	109	(204)

Cash, cash equivalents and short-term investments:

Beginning of year	440	331	535

End of year	$598	$440	$331

See accompanying notes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except Per Share Amounts)

December  31, 2020

1. Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (TA Corp). TA Corp is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells fixed annuity, variable life and annuity products, group life coverages, life insurance, index universal life, and guaranteed investment contracts. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under Statement of Statutory Accounting Principle (SSAP) No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the Statements of Operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

In 2019, the NAIC revised the AVR Factors (basic contribution, reserve objective and maximum reserve) to be consistent with the RBC (Risk Based Capital) after-tax factors, which were amended in 2018 as a result of federal tax reform. The AVR factor changes are effective for year-end 2019. As of December 31, 2019, the factor changes decreased capital and surplus by $14. The changes were recorded to the change in asset valuation reserve line of the statement of changes in capital and surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Derivative Instruments

Overview: The Company uses various derivative instruments (swaps and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions (RSAT). A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs, accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the Balance Sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s Balance Sheets. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the Balance Sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in borrowed money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of reinsurance receivables, accounts receivable and general insurance receivables. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Other liabilities consist primarily of remittances, payable for securities, unearned investment income, and accrued expenses.

Separate Accounts

The majority of separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the Statements of Operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the Balance Sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s Statements of Operations as a component of net transfers from separate accounts.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the Statements of Operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the Balance Sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the Statements of Operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP 101 does not consider state income taxes in the measurement of deferred taxes. SSAP 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three part test plus the sum of all deferred tax liabilities.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Correction of Error

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

Effective June 30, 2020, the NAIC adopted revisions to SSAP No. 105, Working Capital Finance Investments, and the corresponding Issue Paper No. 163, Working Capital Finance Investments. The revisions provided substantive updates to the Working Capital Finance Investments (WCFI) Program requirements in SSAP No. 105. The adoption of this guidance did not impact the financial position or results of operations of the Company as the Company does not invest in WCFI.

Effective January 1, 2020, the NAIC adopted revisions to SSAP No. 22, Leases, and the corresponding Issue Paper No. 161, Leases, to incorporate various concepts from U.S. GAAP guidance in Accounting Standards Update (ASU) 2016-02, Leases, into statutory accounting. The revised guidance retains the operating lease concept for statutory accounting, clarifies the

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

application of statutory accounting guidance for leases in certain areas (e.g., sale-leaseback transactions), and identifies the types of assets allowed for lease and sale-leaseback treatment. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Change in Valuation Basis

As of December 31, 2020, the Company has adopted the new rules released by the New York State Department of Financial Services (NYDFS) determining the minimum required reserves for Variable Annuities (VA) under “Insurance Regulation 213” (Reg 213). This new rule replaces New York Regulation 151 that was the basis for reporting through September 30, 2020. The approved transition approach will not result in adjustment to the Company’s historical statutory reporting or existing balances at the time of transition. The Company has reported the decrease to the reserve of $129 as a Change in Valuation Basis recognized as a change in surplus. The full amount of the change is reported in the 2020 financial statements. As of the date of transition, the Company is fully compliant with the provisions of Reg 213.

Correction of Error

As of December 31, 2020, there were no material correction of errors for the Company.

Reclassifications

Certain amounts in prior year footnote disclosures have been reclassified to conform to the current year presentation.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the Balance Sheet date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the Balance Sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying Balance Sheets approximate their fair values. These are included in investment contract liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the Balance Sheets, as of December 31, 2020 and 2019, respectively:

	December 31, 2020

						Net Asset
	Aggregate Fair	Admitted				Value
	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

Admitted assets
Cash equivalents and short–term investments, other than affiliates	$552	$552	$522	$30	$–	$–
Bonds	6,809	5,913	751	6,056	2	–
Preferred stocks, other than affiliates	7	7	–	7	–	–
Common stocks, other than affiliates	9	9	3	–	6	–
Mortgage loans on real estate	1,681	1,548	–	–	1,681	–
Other invested assets	28	23	–	28	–	–
Derivative assets:
Interest rate swaps	223	223	–	223	–	–
Currency swaps	2	1	–	2	–	–
Credit default swaps	6	4	–	6	–	–
Equity swaps	1	1	–	1	–	–
Interest rate futures	2	2	2	–	–	–
Equity futures	1	1	1	–	–	–
Derivative assets total	235	232	3	232	–	–
Policy loans	131	131	–	131	–	–
Securities lending reinvested collateral	340	340	–	340	–	–
Separate account assets	24,162	24,146	23,130	1,032	–	–

Liabilities
Investment contract liabilities	4,928	4,808	–	1	4,927	–
Derivative liabilities:
Interest rate swaps	207	196	–	207	–	–
Currency swaps	4	8	–	4	–	–
Credit default swaps	(1)	–	–	(1)	–	–
Equity swaps	15	15	–	15	–	–
Derivative liabilities total	225	219	–	225	–	–
Dollar repurchase agreements	146	146	–	146	–	–
Payable for securities lending	398	398	–	398	–	–
Payable for derivative cash collateral	43	43	–	43	–	–
Separate account annuity liabilities	23,722	23,720	–	23,221	501	–

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

			December 31, 2019

						Net Asset
	Aggregate	Admitted				Value
	Fair Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$364	$364	$229	$135	$–	$–
Bonds	5,828	5,333	613	5,128	87	–
Preferred stocks, other than affiliates	5	5	–	5	–	–
Common stocks, other than affiliates	4	4	1	–	3	–
Mortgage loans on real estate	1,616	1,547	–	–	1,616	–
Other invested assets	26	23	–	26	–	–
Derivative assets:
Interest rate swaps	108	108	–	108	–	–
Currency swaps	3	2	–	3	–	–
Credit default swaps	8	4	–	8	–	–
Derivative assets total	119	114	–	119	–	–
Policy loans	131	131	–	131	–	–
Securities lending reinvested collateral	241	241	5	236	–	–
Separate account assets	23,535	23,517	21,368	2,167	–	–

Liabilities
Investment contract liabilities	4,911	4,406	–	1	4,910	–
Derivative liabilities:
Interest rate swaps	76	80	–	76	–	–
Currency swaps	1	2	–	1	–	–
Credit default swaps	(3)	1	–	(3)	–	–
Equity swaps	15	15	–	15	–	–
Interest rate futures	4	4	4	–	–	–
Derivative liabilities total	93	102	4	89	–	–
Dollar repurchase agreements	66	66	–	66	–
Payable for securities lending	311	311	–	311	–
Payable for derivative cash collateral	60	60	–	60	–	–
Separate account annuity liabilities	23,059	23,059	–	21,521	1,538	–

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2020 and 2019:

	2020

				Net Asset
				Value
	Level 1	Level 2	Level 3	(NAV)	Total

Assets:
Bonds
Industrial and miscellaneous	$–	$4	$–	$–	$4

Total bonds	–	4	–	–	4

Common stock
Industrial and miscellaneous	$3	$–	$6	$–	$9

Total common stock	3	–	6	–	9

Cash equivalents and short-term
Money market mutual funds	$522	$–	$–	$–	$522

Total short-term investments	522	–	–	–	522

Derivative assets	3	224	–	–	227
Separate account assets	23,100	502	–	–	23,602

Total assets	$23,628	$730	$6	$–	$24,364

Liabilities:
Derivative liabilities	$–	$196	$–	$–	$196

Total liabilities	$–	$196	$–	$–	$196

	2019

				Net Asset
				Value
	Level 1	Level 2	Level 3	(NAV)	Total

Assets:
Bonds
Industrial and miscellaneous	$–	$2	$1	$–	$3

Total bonds	–	2	1	–	3

Common stock
Industrial and miscellaneous	1	–	3	–	4

Total common stock	1	–	3	–	4

Cash equivalents and short-term
Money market mutual funds	230	–	–	–	230

Total short-term investments	230	–	–	–	230

Securities lending reinvested collateral	5	–	–	–	5
Derivative assets	–	109	–	–	109
Separate account assets	21,368	511	–	–	21,879

Total assets	$21,604	$622	$4	$–	$22,230

Liabilities:
Derivative liabilities	$4	$81	$–	$–	$85

Total liabilities	$4	$81	$–	$–	$85

Bonds classified as Level 2 are valued using inputs from third-party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Common stocks classified as Level 3 contain shares in the FHLB of New York, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB. In addition, the Company also holds a position that is internally modelled.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of cash equivalents and short-term investments.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2020 and 2019:

				Total Gains	Total Gains (Losses)
	Beginning Balance at	Transfers in	Transfers out	(Losses) Included	Included in Surplus
	January 1, 2020	(Level 3)	(Level 3)	in Net Income (a)	(b)

Bonds
Other	$1	$–	$1	$–	$–
Common stock	3	–	–	–	1

Total	$4	$–	$1	$–	$1

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2020

Bonds
Other	$–	$–	$–	$–	$–
Common stock	–	2	–	–	6

Total	$–	$2	$–	$–	$6

(a)   Recorded as a component of net realized capital gains (losses) on investments in the Statements of Operations

(b)   Recorded as a component of change in net unrealized capital gains (losses) in the Statements of Changes in Capital and Surplus

				Total Gains (Losses)	Total Gains (Losses)
	Beginning Balance at	Transfers in	Transfers out	Included in Net	Included in Surplus
	January 1, 2019	(Level 3)	(Level 3)	Income (a)	(b)

Bonds
Other	$1	$2	$2	$–	$–
Common stock	1	–	1	–	–

Total	$2	$2	$3	$–	$–

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2019

Bonds
Other	$–	$–	$–	$–	$1
Common stock	2	1	–	–	3

Total	$2	$1	$–	$–	$4

(a)   Recorded as a component of net realized capital gains (losses) on investments in the Statements of Operations

(b)   Recorded as a component of change in net unrealized capital gains (losses) in the Statements of Changes in Capital and Surplus

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2020
Bonds
United States Government and agencies	$512	$220	$–	$732
State, municipal and other government	114	19	–	133
Hybrid securities	92	5	4	93
Industrial and miscellaneous	4,051	586	7	4,630
Mortgage and other asset-backed securities	1,144	85	8	1,221

Total unaffiliated bonds	5,913	915	19	6,809
Unaffiliated preferred stocks	7	–	–	7

	$5,920	$915	$19	$6,816

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$8	$1	$–	$9

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2019
Bonds
United States Government and agencies	$474	$122	$–	$596
State, municipal and other government	97	14	–	111
Hybrid securities	90	4	6	88
Industrial and miscellaneous	3,649	323	23	3,949
Mortgage and other asset-backed securities	1,023	62	1	1,084

Total unaffiliated bonds	5,333	525	30	5,828
Unaffiliated preferred stocks	5	–	–	5

	$5,338	$525	$30	$5,833

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$4	$–	$–	$4

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The carrying amount and estimated fair value of bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2020

December 31:	Carrying Value	Fair Value

Due in one year or less	$258	$263
Due after one year through five years	1,056	1,153
Due after five years through ten years	1,050	1,194
Due after ten years	2,405	2,978

	4,769	5,588
Mortgage and other asset-backed securities	1,144	1,221

Total	$5,913	$6,809

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2020 and 2019 is as follows:

	2020

	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

State, municipal and other government	$–	$–	$3	$–
Hybrid securities	18	4	–	–
Industrial and miscellaneous	48	3	149	4
Mortgage and other asset-backed securities	2	–	178	8

Total bonds	68	7	330	12

Preferred stocks-unaffiliated	–	–	3	–

	$68	$7	$333	$12

	2019

	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$–	$–	$1	$–
State, municipal and other government	1	–	–	–
Hybrid securities	45	6	–	–
Industrial and miscellaneous	154	19	151	4
Mortgage and other asset-backed securities	19	–	90	1

Total bonds	219	25	242	5

Preferred stocks-unaffiliated	–	–	2	–

	$219	$25	$244	$5

During 2020 there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold. There were $3 loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the year ended December 31, 2019.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company did not have loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2020, 2019 and 2018.

The Company did not have loan-backed and structured securities as of December 31, 2020, for which an OTTI had been recognized during the current reporting period.

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2020 and 2019 is as follows:

	2020		2019

	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$1	$9	$–	$1
The aggregate related fair value of securities with unrealized losses	$3	178	19	91

At December 31, 2020 and 2019, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 18 and 55 securities with a carrying amount of $76 and $244 and an unrealized loss of $7 and $25. Of this portfolio, 67.7% and 61.2% were investment grade with associated unrealized losses of $5 and $9, respectively.

At December 31, 2020 and 2019, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 86 and 64 securities with a carrying amount of $345 and $249 and an unrealized loss of $12 and $6. Of this portfolio, 79.4% and 87.7% were investment grade with associated unrealized losses of $7 and $4, respectively.

At December 31, 2020 and 2019, the Company did not hold any common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2020 the Company held no common stocks that have been in a continuous loss position for less than twelve months. At December 31, 2019 for common stocks that have been in a continuous loss position for less than twelve months, the Company held 1 security with an insignificant carrying amount and unrealized loss.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book /Adjusted Carrying Value	Fair Value

December 31, 2020
Bond, amortized cost	1	$–	$–
Loan-backed and structured securities, amortized cost	2	4	3

Total	3	$4	$3
December 31, 2019
Bond, amortized cost	2	$4	$4
Loan-backed and structured securities, amortized cost	2	4	4

Total	4	$8	$8

During 2020 and 2019, the Company sold, redeemed or otherwise disposed of 49 and 71 securities as a result of a callable feature which generated investment income of $6 and $4 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2020	2019	2018

Proceeds	$1,102	$1,575	$1,047

Gross realized gains	$18	$10	$2
Gross realized losses	(6)	(6)	(26)

Net realized capital gains (losses)	$12	$4	$(24)

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2020, 2019 and 2018 of $27, $11, and $1 respectively.

At December 31, 2020 and 2019, the Company had no recorded investment in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2020, 2019 and 2018.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2020 and 2019 was as follows:

December 31, 2020
	Farm	Commercial	Total

AAA - AA	$–	$867	$867
A	10	590	600
BBB	–	75	75
BB	–	6	6

	$10	$1,538	$1,548

December 31, 2019
	Farm	Commercial	Total

AAA - AA	$–	$848	$848
A	10	642	652
BBB	–	43	43
BB	–	4	4

	$10	$1,537	$1,547

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2020 the Company issued mortgage loans with a maximum interest rate of 5.93% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2020 at the time of origination or acquisitions was 65%. During 2019 the Company issued mortgage loans with a maximum interest rate of 5.35%, and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2019 at the time of origination was 70%.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

During 2020 and 2019, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2020 and 2019, the Company issued no farm mortgage loans.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2020 and 2019.

		Commercial

	Farm	All Other	Total

December 31, 2020
Recorded Investment (All) Current	$10	$1,538	$1,548
Participant or Co-lender in Mortgage Loan Agreement Recorded Investment	$10	$597	$607
		Commercial

	Farm	All Other	Total

December 31, 2019
Recorded Investment (All) Current	$10	$1,537	$1,547
Participant or Co-lender in Mortgage Loan Agreement Recorded Investment	$10	$617	$627

There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2020 and 2019, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

No mortgage loan foreclosures occurred during 2020, 2019 and 2018. At December 31, 2020 and 2019, the Company held a mortgage loan loss reserve in the AVR of $16 and $17, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2020	2019		2020	2019

Pacific	26%	25%	Apartment	50%	49%
South Atlantic	24	26	Industrial	18	15
Middle Atlantic	14	14	Retail	15	18
E. North Central	12	8	Office	10	11
Mountain	8	9	Other	4	3
W. North Central	6	6	Medical	2	3
W. South Central	5	7	Agricultural	1	1
E. South Central	4	4
New England	1	1

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information.

During 2020 and 2019, no properties were disposed of and there were no impairment losses recorded.

An impairment loss of $2 was taken on a property during the third quarter of 2018 to write the book value down to the current fair value. This impairment loss was included in net realized capital gains (losses) within the Statements of Operations. The Company subsequently disposed of the property during the fourth quarter of 2018, resulting in a realized loss of $1.

Other Invested Assets

During 2020, 2019 and 2018, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships.

Tax Credits

At December 31, 2020, the Company had ownership interest in nine LIHTC investments with a carrying value of $161. The remaining years of unexpired tax credits ranged from four to twelve and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from one to fourteen years. The amount of contingent equity commitments expected to be paid during the years 2021 to 2022 is $3. Tax credits recognized in 2020 were $22, and other tax benefits recognized in 2020 were $4. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

At December 31, 2019, the Company had ownership interest in nine LIHTC investments with a carrying value of $85. The remaining years of unexpired tax credits ranged from five to ten and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from one to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2020 to 2022 is $104. Tax credits recognized in 2019 were $25, and other tax benefits recognized in 2019 were $5. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2020 and 2019 was as follows:

	2020	2019

Fair value - positive	$236	$122
Fair value - negative	(227)	(96)

For the years ended December 31, 2020, 2019 and 2018, the Company recorded unrealized gains (losses) of $30, $23 and $49, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

The Company did not recognize any unrealized gains or losses during 2020, 2019 or 2018 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Summary of realized gains (losses) by derivative type for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018

Swaps:
Interest rate	$(2)	$–	$(26)
Credit	(6)	–	(1)
Total return	(49)	(42)	(7)

Total swaps	$(57)	$(42)	$(34)

Futures - net positions	124	66	(4)

Total realized gains (losses)	$67	$24	$(38)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020 and 2019:

	Asset(1)		Liability(1)
	2020	2019	2020	2019

Derivative component of RSATs Credit default swaps	$ 4	$ 7	$ (1)	$ (2)

(1) Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020 and 2019:

	Asset(1)		Liability(1)
	2020	2019	2020	2019

Derivative component of RSATs Credit default swaps	$6	$7	$ (1)	$ (3)

Total	$6	$7	$ (1)	$ (3)

(1) Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020, 2019 and 2018:

	2020		2019	2018

Derivative component of RSATs Credit default swaps		$(6)	$–	$(1)

Total		$(6)	$–	$(1)

As stated in Note 2, the Company replicates investment grade corporate bonds and sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2020 and 2019:

		2020
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1

Single name credit default swaps (3)		$1	$75	1.8
Credit default swaps referencing indices		-	20	40.7

Subtotal		1	95	10.0

BBB	2

Single name credit default swaps (3)		4	205	2.4
Credit default swaps referencing indices		2	166	2.9

Subtotal		6	371	2.6

B	4
Single name credit default swaps (3)		-	5	3.0

Subtotal		-	5	3.0

Total		$7	$471	4.1

(1)

The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign governement and state entities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

		2019
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1

Single name credit default swaps (3)		$1	$115	1.5
Credit default swaps referencing indices		-	20	41.7

Subtotal		1	135	7.5

BBB	2
Single name credit default swaps (3)		6	243	2.1
Credit default swaps referencing indices		3	125	3.3

Subtotal		9	368	2.5

BB	3
Single name credit default swaps (3)		-	7	0.7

Subtotal		-	7	0.7

Total		$10	$510	3.8

(1)

The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign governement and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2020, the maximum amounts of potential future recoveries available to offset the $471 from the table above was $0. At December 31, 2019, the maximum amounts of potential future recoveries available to offset the $510 from the table above was $0.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

At December 31, 2020 and 2019, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value
	2020	2019	2020	2019

Derivative assets:
Credit default swaps	$351	$262	$6	$8
Currency swaps	20	20	2	3
Equity futures	–	–	1	–
Equity swaps	8	3	1	–
Interest rate futures	–	–	2	–
Interest rate swaps	2,105	2,100	223	108
Derivative liabilities:
Credit default swaps	120	249	(1)	(3)
Currency swaps	81	68	4	1
Equity swaps	376	330	15	15
Interest rate futures	–	–	–	4
Interest rate swaps	1,854	1,402	207	76

*Futures are presented in contract format. Swaps and options are presented in notional format.

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2020 and 2019, respectively:

	Gross Restricted (Admitted & Nonadmitted)
	2020

Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Collateral held under security lending agreements	$398	$–	$–	$–	$398
Subject to dollar repurchase agreements	146	–	–	–	146
FHLB capital stock	3	–	–	–	3
On deposit with states	3	–	–	–	3
Pledged as collateral not captured in other categories	61	–	–	–	61

Total Restricted Assets	$611	$–	$–	$–	$611

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2019)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$311	$87	$–	$398	1.19%	1.19%
Subject to dollar repurchase agreements	66	80	–	146	0.44%	0.44%
FHLB capital stock	3	–	–	3	0.01%	0.01%
On deposit with states	3	–	–	3	0.01%	0.01%
Pledged as collateral not captured in other categories	59	2	–	61	0.18%	0.18%

Total Restricted Assets	$442	$169	$–	$611	1.82%	1.82%

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following table shows the pledged or restricted assets in other categories as of December 31, 2020 and 2019, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2020

Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total

Derivatives	$61	$–	$–	$–	$61

Total	$61	$–	$–	$–	$61

	Gross (Admitted & Nonadmitted) Restricted			Percentage

				Gross
				(Admitted &	Admitted
	Total From		Total Current	Nonadmitted)	Restricted to
	Prior Year	Increase/	Year Admitted	Restricted to	Total Admitted
Description of Assets	(2019)	(Decrease)	Restricted	Total Assets	Assets

Derivatives	$59	$2	$61	0.18%	0.18%

Total	$59	$2	$61	0.18%	0.18%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2020 and 2019:

December 31, 2020

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$177	$177	1.88%	1.89%
Securities lending collateral assets	398	398	4.23	4.25
Other	12	12	0.13	0.13

Total collateral assets	$587	$587	6.24%	6.27%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$587	7.09%

December, 31 2019

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$126	$126	1.48%	1.49%
Securities lending collateral assets	311	311	3.69	3.71
Other	1	1	0.01	0.01

Total collateral assets	$438	$438	5.18%	5.21%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$438	5.95%

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2020	2019	2018

Income:
Bonds	$252	$259	$270
Mortgage loans on real estate	67	67	58
Policy loans	8	8	8
Cash, cash equivalents and short-term investments	2	7	5
Derivatives	15	23	23
Other invested assets	(15)	(5)	(5)

Gross investment income	329	359	359
Less: investment expenses	21	20	19

Net investment income before amortization of IMR	308	339	340
Amortization of IMR	3	5	7

Net investment income	$311	$344	$347

Realized Capital Gains (Losses) Net realized capital gains (losses) on investments, including OTTI, are summarized below:
	Year Ended December 31
	2020	2019	2018

Bonds	$(15)	$(7)	$(21)
Common stocks	(1)	–	–
Real estate	–	–	(4)
Derivatives	67	24	(38)
Other invested assets	12	5	9

Change in realized capital gains (losses), before taxes	63	22	(54)
Federal income tax effect	1	(2)	7
Transfer from (to) interest maintenance reserve	(8)	(3)	17

Net realized capital gains (losses) on investments	$56	$17	$(30)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Year Ended December 31
	2020	2019	2018

Bonds	$6	$6	$(4)
Common stocks	1	–	–
Affiliated entities	–	–	1
Derivatives	(1)	(30)	21
Other invested assets	(14)	6	(6)

Change in unrealized capital gains (losses), before taxes	(8)	(18)	12
Taxes on unrealized capital gains (losses)	1	(1)	1

Change in unrealized capital gains (losses), net of tax	$(7)	$(19)	$13

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2020 and 2019 were as follows:

	2020		2019
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary renewal business	$5	$4	$5	$4

	$5	$4	5	4

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2020 and 2019 were as follows:

	Year Ended December 31
	2020	2019

Life insurance reserves	$1,402	$1,308
Annuity reserves and supplementary contracts with life contingencies	5,336	4,924
Accident and health reserves (including long term care)	302	261

Total policy reserves	$7,040	$6,493

Deposit-type contracts	31	30
Policy claims	43	29

Total policy reserves, deposit-type contracts and claim liabilities	$7,114	$6,552

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2020 and 2019, the Company had insurance in force aggregating $6,638 and $7,462, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $984 and $1,050 to cover these deficiencies as of December 31, 2020 and 2019, respectively.

The Company does not issue participating life insurance policies.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and/or minimum guaranteed death benefits, the Company complies with Reg 213. Reg 213 specifies statutory reserve requirements for variable annuity contracts (VACARVM) with benefit guarantees and without benefit guarantees and related products. Examples of covered guaranteed benefits include return of premium death benefits, guaranteed minimum accumulation benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Reg 213 reserve calculations include standard scenario calculations from the prior Actuarial Guideline 43 (AG 43) as well as reserve requirements based on the NAIC Valuation Manual Section 21 (VM-21) Principles Based Reserving for Variable Annuities. The reserve for contracts falling within the scope of Reg 213 is split into pre and post January 1, 2020 contract issues and is calculated at a contract level with no aggregation. For pre 2020 business, the reserve is the greater of the VM-21 reserve or the modified AG 43 standard scenario reserve. For post 2020 business, the reserve is the greater of the VM-21 reserve and the New York Objective Floor; the New York Objective Floor is the maximum of two distinct modified AG 43 standard scenario reserves, the cash surrender value and the option value floor.

The VM-21 reserve is equal to the Conditional Tail Expectation (CTE) amount plus an additional standard projection amount if the Company’s non-economic assumptions differ enough from industry assumptions. To determine the CTE amount, the Company uses 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and the Society of Actuaries and prudent estimate assumptions based on Company experience. The Standard Projection Amount is determined using the same CTE calculations but replaces the Company’s own assumptions with prescribed assumptions and methods specified in VM-21.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2020 and 2019, the Company had no premium deficiency reserve related to accident and health policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2020
2020	$-	60	34	26
2019 and prior	20	2	17	5

	20	62	51	31

Active life reserve	$255			$290

Total accident and health reserves	$275			$321

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2019
2019	$-	$49	$33	$16
2018 and prior	32	(8)	20	4

	32	$41	$53	20

Active life reserve	$197			$255

Total accident and health reserves	$229			$275

The Company’s unpaid claims reserve was $2 and ($8) for the years ended December 31, 2020 and 2019, respectively, for health claims that were incurred prior to those Balance Sheet dates. The change in 2020 and 2019 resulted primarily from variances in the estimated frequency of claims and claim severity.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year

Year ended December 31, 2020
2019	$–	$1	$1	$–
2018 and prior	–	–	–	–

	$–	$1	$1	$–

Year ended December 31, 2019
2018	$–	$1	$1	$–
2017 and prior	1	(1)	–	–

	$1	$–	$1	$–

The Company decreased the claim adjustment expense provision by an immaterial amount for insured events of prior years during 2020.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2020

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$–	$22	$–	$22	0%
At book value less surrender charge of 5% or more	27	–	–	27	1
At fair value	–	–	5,130	5,130	85

Total with adjustment or at fair value	27	22	5,130	5,179	86
At book value without adjustment (minimal or no charge or adjustment)	734	–	–	734	12
Not subject to discretionary withdrawal	–	–	–	–
provision	130	–	8	138	2

Total individual annuity reserves	891	22	5,138	6,051	100%

Less reinsurance ceded	–	–	–	–

Net individual annuity reserves	$891	$22	$5,138	$6,051

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

	December 31
	2020

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$844	$28	$–	$872	4%
At book value less surrender charge of 5% or more	669	–	–	669	3
At fair value	–	406	16,895	17,301	75

Total with adjustment or at fair value	1,513	434	16,895	18,842	82
At book value without adjustment (minimal or no charge or adjustment)	2,390	65	–	2,455	11
Not subject to discretionary withdrawal	–	–	–	–
provision	505	–	1,165	1,670	7

Total group annuity reserves	4,408	499	18,060	22,967	100%

Less reinsurance ceded	–	–	–	–

Net group annuity reserves	$4,408	$499	$18,060	$22,967

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	December 31
	2020

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$–	$–	$–	$–	0%
At book value less surrender charge of 5% or more	–	–	–	–	0
At fair value	–	–	–	–	0

Total with adjustment or at fair value	–	–	–	–	0
At book value without adjustment (minimal or no charge or adjustment)	–	–	–	–	0
Not subject to discretionary withdrawal	–	–	–	–
provision	28	–	–	28	100

Total deposit-type contracts	28	–	–	28	100%

Less reinsurance ceded	–	–	–	–

Net deposit-type contracts	$28	$–	$–	$28

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$5,248
Exhibit 5, Supp contracts with life contingencies section, total (net)	47
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	31

Subtotal	5,326
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	23,711
Exhibit 3, Supp contracts with life contingencies section, total	9

Subtotal	23,720

Combined total	$29,046

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	December 31
	2019

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$–	$23	$–	$23	1%
At book value less surrender charge of 5% or more	21	–	–	21	1
At fair value	15	–	4,807	4,822	82

Total with adjustment or at fair value	36	23	4,807	4,866	84
At book value without adjustment (minimal or no charge or adjustment)	797	–	–	797	14
Not subject to discretionary withdrawal provision	128	–	6	134	2

Total individual annuity reserves	961	23	4,813	5,797	100%

Less reinsurance ceded	–	–	–	–
Net individual annuity reserves	$961	$23	$4,813	$5,797

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

	December 31
	2019
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$695	$27	$–	$722	3%
At book value less surrender charge of 5% or more	677	–	–	677	3
At fair value	–	346	15,569	15,915	72

Total with adjustment or at fair value	1,372	373	15,569	17,314	78
At book value without adjustment (minimal or no charge or adjustment)	2,053	67	–	2,120	10
Not subject to discretionary withdrawal provision	528	1,098	1,116	2,742	12

Total group annuity reserves	3,953	1,538	16,685	22,176	100%

Less reinsurance ceded	–	–	–	–

Net group annuity reserves	$3,953	$1,538	$16,685	$22,176

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	December 31
	2019

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$–	$–	$–	$–	0%
At book value less surrender charge of 5% or more	–	–	–	–	0
At fair value	–	–	–	–	0

Total with adjustment or at fair value	–	–	–	–	0
At book value without adjustment (minimal or no charge or adjustment)	–	–	–	–	0
Not subject to discretionary withdrawal provision	26	–	–	26	100

Total deposit-type contracts	26	–	–	26	100%

Less reinsurance ceded	–	–	–	–

Net deposit-type contracts	$26	$–	$–	$26

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

Reconcililation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$4,866
Exhibit 5, Supp contracts with life contingencies section, total (net)	45
current year after reinsurance	30

Subtotal	4,941
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	23,052
Exhibit 3, Supp contracts with life contingencies section, total	6

Subtotal	23,058

Combined total	$27,999

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The amount of reserves on life products by withdrawal characteristics is summarized as follows:

	December 31
	2020
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$1	$1	$2
Universal Life	615	516	642
Universal Life with Secondary Guarantees	40	44	116
Indexed Universal Life with Secondary Guarantees	333	249	317
Other Permanent Cash Value Life Insurance	65	65	82
Variable Universal Life	22	22	60
Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	–	–	267
Accidental Death Benefits	–	–	1
Disability- Active Lives	–	–	1
Disability- Disabled Lives	–	–	3
Miscellaneous Reserves	–	–	112

Total (gross)	1,076	897	1,603
Reinsurance Ceded	165	165	201

Total (net)	$911	$732	$1,402

	Separate Account - Guaranteed
	Account Value	Cash Value	Reserve

Total (net)	$–	$–	$–

	Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal Life	$150	$149	$304
Not Subject to discretionary withdrawal or no cash values:	$–	$–	$–

Total (gross)	150	149	304
Reinsurance Ceded	–	–	–

Total (net)	$150	$149	$304

Reconciliation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,285
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	3
Exhibit 5, Miscellaneous reserves section, total (net)	112

Subtotal	1,402
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	304

Subtotal	304

Combined total	$1,706

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	December 31
	2019
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$–	$1	$2
Universal Life	603	560	627
Universal Life with Secondary Guarantees	43	44	115
Indexed Universal Life with Secondary Guarantees	285	205	265
Other Permanent Cash Value Life Insurance	25	65	82
Variable Universal Life	20	19	63
Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	–	–	256
Accidental Death Benefits	–	–	1
Disability- Active Lives	–	–	1
Disability- Disabled Lives	–	–	3
Miscellaneous Reserves	–	–	93

Total (gross)	976	894	1,508
Reinsurance Ceded	164	164	200

Total (net)	$812	$730	$1,308

	Separate Account - Guaranteed
	Account Value	Cash Value	Reserve

Total (net)	$–	$–	$–

	Separate Account -Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal Life	$126	$124	$270
Not Subject to discretionary withdrawal or no cash values:	$–	$–	$–

Total (gross)	126	124	270
Reinsurance Ceded	–	–	–

Total (net)	$126	$124	$270

Reconciliation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,210
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	3
Exhibit 5, Miscellaneous reserves section, total (net)	93

Subtotal	1,308
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	270

Subtotal	270

Combined total	$1,578

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Separate Accounts

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2020	$498	$3,599	$4,097

Reserves for separate acccounts as of December 31, 2020 with assets at:
Fair Value	$–	$23,504	$23,504
Amortized Cost	521	–	521

Total as of December 31, 2020	$521	$23,504	$24,025

Reserves for separate accounts by withdrawal characteristics as of December 31, 2020:
With MV adjustment	$50	$–	$50
At book value without fair value adjustment and with current surrender charge of 5% or more
At fair value	406	22,331	22,737
At book value without fair value adjustment and with current surrender charge of less than 5%	65	–	65

Subtotal	521	22,331	22,852
Not subject to discretionary withdrawal	–	1,173	1,173

Total separate account reserves at December 31, 2020	$521	23,504	$24,025

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2019	$420	$3,965	$4,385

Reserves for separate acccounts as of December 31, 2019 with assets at:
Fair Value	$–	$21,768	$21,768
Amortized Cost	1,561	–	1,561

Total as of December 31, 2019	$1,561	$21,768	$23,329

Reserves for separate accounts by withdrawal characteristics as of December 31, 2019:
With MV adjustment	$50	$–	$50
At book value without fair value adjustment and with current surrender charge of 5% or more
At fair value	346	20,646	20,992
At book value without fair value adjustment and with current surrender charge of less than 5%	67	–	67

Subtotal	463	20,646	21,109
Not subject to discretionary withdrawal	1,098	1,122	2,220

Total separate account reserves at December 31, 2019	$1,561	21,768	$23,329

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2018	$812	$3,513	$4,325

Reserves for separate acccounts as of December 31, 2018 with assets at:
Fair value	$–	$18,313	$18,313
Amortized cost	2,568	–	2,568

Total as of December 31, 2018	$2,568	$18,313	$20,881

Reserves for separate accounts by withdrawal characteristics as of December 31, 2018:
With MV adjustment	$76	$–	$76
At book value without fair value adjustment and with current surrender charge of 5% or more	32	–	32
At fair value	381	17,194	17,575
At book value without fair value adjustment and with current surrender charge of less than 5%	44	–	44

Subtotal	533	17,194	17,727
Not subject to discretionary withdrawal	2,035	1,119	3,154

Total separate account reserves at December 31, 2018	$2,568	$18,313	$20,881

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2020	2019	2018

Transfer as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$4,122	$4,585	$4,533
Transfers from separate accounts	(6,446)	(5,790)	(7,439)

Net transfers to separate accounts	(2,324)	(1,205)	(2,906)
Miscellaneous reconciling adjustments	1	4	14

Net transfers as reported in the Summary of Operations of the life, accident and health annual statement	$(2,323)	$(1,201)	$(2,892)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The separate account assets legally insulated from general account claims at December 31, 2020 and 2019 are attributed to the following products:

	2020	2019

Variable life	$157	$147
Variable universal life	150	126
Variable annuities	5,507	5,168
Group annuities	15,454	13,337
Registered market value separate accounts	808	755
Non-registered market value separate accounts	75	901
Par annuities	1,450	1,443
Registered market value annuity product - SPL	3	3
Book value separate accounts	527	1,620

Total separate account assets	$24,131	$23,500

At December 31, 2020 and 2019, the Company held separate account assets not legally insulated from the general account in the amount of $22 and $24, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $52, $51, $51, $48, and $47 to the general account in 2020, 2019, 2018, 2017, and 2016, respectively. During the years ended December 31, 2020, 2019, 2018, 2017, and 2016 the general account of the Company had paid $1, $1, $1, $1, and $2 respectively, toward separate account guarantees.

At December 31, 2020 and 2019, the Company reported guaranteed separate account assets at amortized cost in the amount of $527 and $1,620, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $542 and $1,634 at December 31, 2020 and 2019, respectively, which would have resulted in an unrealized gain/(loss) of $15 and $14, respectively, had these assets been reported at fair value.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2020	2019	2018

Direct premiums	$5,257	$5,333	$5,219
Reinsurance assumed - non affiliates	307	362	445
Reinsurance assumed - affiliates	–	–	–
Reinsurance ceded - non affiliates	(203)	(243)	(300)
Reinsurance ceded - affiliates	(126)	(146)	(162)

Net premiums earned	$5,235	$5,306	$5,202

The Company received reinsurance recoveries in the amounts of $341, $418 and $390 during 2020, 2019 and 2018, respectively. At December 31, 2020 and 2019, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $134 and $185, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2020 and 2019 of $2,995 and $3,089, respectively, of which $1,688 and $1,768 were ceded to affiliates.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and Bank Owned Life Insurance/ Corporate Owned Life Insurance business (BOLI/COLI) to Wilton Re. As a result of the mutual concessions between the parties, the Company paid Wilton Re $1. The net pretax impact to capital and surplus of these adjustments was $1.

During 2019 and 2018, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $347 ($225 after tax) and $31 ($20 after tax), respectively. Deferred gains have been fully amortized as of December 31, 2019.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

9. Income Taxes

The net deferred income tax asset at December 31, 2020 and 2019 and the change from the prior year are comprised of the following components:

		December 31, 2020
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$119	$12	$131
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	119	12	131
Deferred Tax Assets Nonadmitted	36	–	36

Subtotal (Net Deferred Tax Assets)	83	12	95
Deferred Tax Liabilities	44	17	61

Net Admitted Deferred Tax Assets (Liabilities)	$39	$(5)	$34

		December 31, 2019
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$97	$10	$107
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	97	10	107
Deferred Tax Assets Nonadmitted	46	–	46

Subtotal (Net Deferred Tax Assets)	51	10	61
Deferred Tax Liabilities	20	13	33

Net Admitted Deferred Tax Assets (Liabilities)	$31	$(3)	$28

	Ordinary	Change Capital	Total

Gross Deferred Tax Assets	$22	$2	$24
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	22	2	24
Deferred Tax Assets Nonadmitted	(10)	–	(10)

Subtotal (Net Deferred Tax Assets)	32	2	34
Deferred Tax Liabilities	24	4	28

Net Admitted Deferred Tax Assets (Liabilities)	$8	$(2)	$6

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2020	2019	Change

Deferred Tax Assets:
Ordinary
Policyholder reserves	$90	$70	$20
Investments	1	1	–
Deferred acquisition costs	24	21	3
Compensation and benefits accrual	1	1	–
Receivables - nonadmitted	1	1	–
Other (including items <5% of total ordinary tax assets)	2	3	(1)

Subtotal	119	97	22

Statutory valuation allowance adjustment	–	–	–
Nonadmitted	36	46	(10)

Admitted ordinary deferred tax assets	83	51	32

Capital:
Investments	12	10	2

Admitted deferred tax assets	$95	$61	$34

Deferred Tax Liabilities:
Ordinary
Investments	$–	$1	$(1)
Policyholder reserves	40	16	24
Capitalized Ceding Commissions	3	3	–
Other	1	–	1

Subtotal	44	20	24

Capital
Investments	17	13	4

Deferred tax liabilities	61	33	28

Net admitted deferred tax assets (liabilities)	$34	$28	$6

As a result of the 2017 Tax Cuts and Jobs Act TCJA, the Company’s tax reserve deductible temporary difference increased by $18. This change results in an offsetting ($18) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

As discussed in Note 2, for the years ended December 31, 2020 and 2019 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2020
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$3	$3
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	29	2	31
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	29	2	31
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	157
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	54	7	61

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$83	$12	$95

	December 31, 2019
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$5	$5
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	23	–	23
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23	–	23
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	148
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	28	5	33

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$51	$10	$61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	Ordinary	Change Capital		Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–		$(2)	$(2)
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	6	2		8
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	6	2		8
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX		9
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	26	2		28

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$32	$2		$34

	December 31
	2020	2019	Change

Ratio Percentage Used To Determine Recovery

Period and Threshold Limitation Amount	1097%	1093%	4%

Amount of Adjusted Capital and Surplus Used To
Determine Recovery Period and Threshold
Limitation in 2(b)2 Above	$1,044	$996	$48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The impact of tax planning strategies at December 31, 2020 and 2019 was as follows:

	December 31, 2020
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	1%	0%	1%

	December 31, 2019
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	33%	0%	28%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2020	2019	Change

Current Income Tax

Federal	$20	$21	$(1)

Subtotal	20	21	(1)
Federal income tax on net capital gains	(1)	2	(3)

Federal and foreign income taxes incurred	$19	$23	$(4)

	Year Ended December 31
	2019	2018	Change

Current Income Tax

Federal	$21	$11	$10

Subtotal	21	11	10
Federal income tax on net capital gains	2	(7)	9

Federal and foreign income taxes incurred	$23	$4	$19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2020	2019	2018

Current income taxes incurred	$19	$23	$4
Change in deferred income taxes (without tax on unrealized gains and losses)	4	(19)	3

Total income tax reported	$23	$4	$7

Income before taxes	$105	$384	$189
Federal statutory tax rate	21.00%	21.00%	21.00%

Expected income tax expense (benefit) at statutory rate	$22	$81	$40

Increase (decrease) in actual tax reported resulting from:

Pre-tax income of disregarded subsidiaries	$(2)	$(1)	$–
Dividends received deduction	(4)	(3)	(5)
Nondeductible expenses	1	1	–
Pre-tax items reported net of tax	(1)	(49)	(9)
Tax credits	(23)	(28)	(18)
Prior period tax return adjustment	–	8	(6)
Deferred tax change on other items in surplus	30	(5)	5

Total income tax reported	$23	$4	$7

The Company’s federal income tax return is consolidated with other includible affiliated companies. Please see the listing of companies in Appendix A.

The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2020.

Incurred income taxes available for recoupment in the event of future losses:

Total

2018	$–
2019	3
2020	–

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

Unrecognized Tax Benefits
Balance at January 1, 2019	$2
Tax positions taken during prior period	–
Tax positions taken during current period	–
Settlements with taxing authorities	–
Lapse of applicable statute of limitations	–

Balance at December 31, 2019	$2
Tax positions taken during prior period	–
Tax positions taken during current period	–
Settlements with taxing authorities	–
Lapse of applicable statute of limitations	–

Balance at December 31, 2020	$2

The Company has no federal income tax returns currently under examination. The Internal Revenue Service completed its examination for years 2009 through 2013 resulting in tax return adjustments for which an appeals conference was requested. Federal income tax returns filed in 2017 through 2019 remain open, subject to potential future examination. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense/(benefit) related to income taxes:

	Interest	Penalties	Total payable (receivable)

Balance at January 1, 2018	1	-	1
Interest expense (benefit)	(1)	-	(1)

Balance at December 31, 2018	-	-	-
Interest expense (benefit)	(1)	-	(1)

Balance at December 31, 2019	(1)	-	(1)
Interest expense (benefit)	(1)	-	(1)

Balance at December 31, 2020	(2)	-	(2)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

10. Capital and Surplus

The Company has 24,000 common shares authorized, 15,067 shares issued and outstanding. Par value is $125.

On June 30, 2020, the Company paid $96 to Transamerica Life Insurance Company (TLIC) as consideration for the Company’s repurchase of its remaining 1,254 common stock shares held by TLIC.

On December 31, 2018, the Company had 17,142 common shares issued and outstanding. On December 20, 2019 the Company repurchased 821 shares of ordinary common stock at par plus additional contributed capital for a total of $100 paid to its shareholder, TLIC. These shares were subsequently cancelled.

Prior to the redemption in 2018, the Company had 45,981 shares of 6% non-voting, cumulative preferred stock outstanding with a par value of $10. On December 13, 2018, the Company redeemed all 45,981 shares of preferred stock at par plus additional contributed capital for a total of $56, paid to its shareholders; TA Corp received $50 and TLIC received $7.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31 (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year, not to exceed earned surplus as of the preceding December 31. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2021, without prior approval of insurance regulatory authorities, is $107,571.

On December 21, 2020, the Company paid an ordinary common stock dividend of $75 to Transamerica Corp. On June 21, 2019, the Company paid its shareholders TLIC and TA Corp, ordinary common stock dividends of $9 and $66, respectively.

On December 13, 2018 the Company paid TLIC and TA Corp, preferred stock dividends of $0 and $3, respectively. On June 29, 2018 the Company paid ordinary common stock dividends of $12 to TLIC and $88 to TA Corp.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2020, the Company meets the minimum RBC requirements.

The Company held special surplus funds in the amount of $13 and $13, as of December 31, 2020 and 2019, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

11. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2020 and 2019, respectively, securities with a fair value of $382 and $299 were on loan under securities lending agreements. At December 31, 2020 and 2019, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $398 and $311 at December 31, 2020 and 2019, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

		Fair Value
		2020		2019
Open	$	398	$	311

Total		398		311

Securities received		–		–

Total collateral received	$	398	$	311

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The maturity dates of the reinvested securities lending collateral are as follows:

	2020		2019
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$80	$80	$33	$33
30 days or less	115	115	97	97
31 to 60 days	62	62	84	84
61 to 90 days	24	24	37	37
91 to 120 days	76	76	16	16
121 to 180 days	26	26	22	22
2 to 3 years	15	15	5	5
Greater than 3 years	–	–	17	17

Total	398	398	311	311

Securities received	–	–	–	–

Total collateral reinvested	$398	$398	$311	$311

Collateral for securities lending transactions that extend beyond one year from the report date are as follows:

Description of collateral	2020		2019
ABS AUTOS	$	15	$	22

Total collateral extending beyond one year of the reporting date	$	15	$	22

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $398 (fair value of $398) that are currently tradable securities that could be sold and used to pay for the $398 in collateral calls that could come due under a worst-case scenario.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense allocated to the Company for the years ended December 31, 2020, 2019 and 2018 was insignificant.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $2, $2 and $1 for the years ended December 31, 2020, 2019 and 2018, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses for the years ended December 31, 2020, 2019 and 2018 was insignificant.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2020, 2019 and 2018 was insignificant.

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

Effective August 1, 2020, the Company, and an affiliate, TLIC, amended and finalized a Shared Services and Cost Sharing Agreement for both parties to provide accounting, administrative, and other advisory services in accordance with the agreement. The agreement, filed and approved by the NYDFS, replaces prior agreements between the entities. The amount received by the Company as a result of being a party to this agreement was $47, $41, and $45 during 2020, 2019 and 2018 , respectively. The amount paid as a result of being a party to this agreement was $50, $52, and $82 during 2020, 2019 and 2018, respectively. Fees charged between affiliates approximate their cost.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors (AURA), LLC whereby AURA serves as the administrator and advisor for the Company’s mortgage loan operations. The company paid $6, $5, and $4 for these services during 2020, 2019 and 2018, respectively.

The Company is party to an Investment Management Agreement with AEGON USA Investment Management (AUIM), LLC whereby AUIM acts as a discretionary investment manager for the Company. The company paid $10, $10, and $11 for these services during 2020, 2019 and 2018, respectively.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Transamerica Series Trust. The Company received $9, $9 and $10 for these services during 2020, 2019 and 2018, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $3, $4 and $4 for the years ended December 31, 2020, 2019 and 2018, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2020, 2019 and 2018, the Company paid (received) an insignificant amount of net interest to (from) affiliates.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

At December 31, 2020 and 2019, the Company reported a net amount of $37 and $3 receivable from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

In accordance with SSAP No. 25, Affiliates and Other Related Parties, the Company reports short-term intercompany notes receivable as short-term investments. At December 31, 2020 and 2019, the Company had no short-term intercompany notes receivable.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Real Estate Alternatives Portfolio 2, LLC	$2
Real Estate Alternatives Portfolio 3A, Inc	1
Real Estate Alternatives Portfolio 4 HR, LLC	6
Aegon Workforce Housing Fund 2, L.P.	55
Aegon Workforce Housing Fund 3, L.P.	2
Natural Resources Alternatives Portfolio I, LLC	12
Natural Resources Alternatives Portfolio II, LLC	1
Natural Resources Alternatives Portfolio 3, LLC	25
Zero Beta Fund, LLC	14

$118

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following tables show the disclosures for all SCA investments, except 8bi entities, Balance Sheet value (admitted and nonadmitted) and the NAIC Responses for the SCA filings (except 8bi entities) as of December 31, 2020 and 2019:

December 31, 2020

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$1	$1	$–

Total SSAP No. 97 8b(iii) Entities	XXX	$1	$1	$–

SSAP No. 97 8b(iv) Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1	$1	$–

Aggregate Total	XXX	$1	$1	$–

December 31, 2019

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$2	$2	$–

Total SSAP No. 97 8b(iii) Entities	XXX	$2	$2	$–

SSAP No. 97 8b(iv) Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$2	$2	$–

Aggregate Total	XXX	$2	$2	$–

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2020

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–	—	—	—

Total SSAP No. 97 8a Entities	—	—	$–	—	—	—

SSAP No. 97 8b(ii) Entities
None			$–	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$–	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/18/2020	$2	Y	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$2	—	—	—

SSAP No. 97 8b(iv) Entities
None			$–	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$–	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$2	—	—	—

Aggregate Total	—	—	$2	—	—	—

        * S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

        ** I – Immaterial or M – Material

        (1) NAIC Valuation Amount is as of the Filing Date to the NAIC

December 31, 2019

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–	—	—	—

Total SSAP No. 97 8a Entities	—	—	$–	—	—	—

SSAP No. 97 8b(ii) Entities
None			$–	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$–	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2019	$4	Y	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$4	—	—	—

SSAP No. 97 8b(iv) Entities
None			$–	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$–	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$4	—	—	—

Aggregate Total	—	—	$4	—	—	—

        * S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

        ** I – Immaterial or M – Material

        (1) NAIC Valuation Amount is as of the Filing Date to the NAIC

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

14. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN#	Exclusive Contract	Type of Business Written	Type of Authority Granted	Total Direct Premiums
					Written/Produced By
					2020	2019	2018

The Vanguard Group, Inc. 100 Vanguard Blvd Malvern, PA 19355	23-1945930	No	Deferred and Income Annuities	C, B, P, U	$22	$52	$60

Total					$22	$52	$60

C -            Claims Payment

B -            Binding Authority

P -            Premium Collection

U -            Underwriting

The premiums written in 2020, which represents less than 5% of surplus, declined due to the underlying business being closed to new sales in December 2019.

15. Commitments and Contingencies

At December 31, 2020 and 2019, the Company has mortgage loan commitments of $10 and $69, respectively.

The Company has contingent commitments of $37 and $143, at December 31, 2020 and 2019, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $3 and $104, respectively.

Private placement commitments outstanding as of December 31, 2020 and 2019 were $2 and $15, respectively.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2020 and 2019, respectively, was $19 and $9.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s Balance Sheet. The amount of cash collateral received as of December 31, 2020 and 2019, respectively, was $43 and $60.

At December 31, 2020 and 2019, securities in the amount of $7 and $0, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s Balance Sheet as the Company does not have the ability to sell or repledge the collateral.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company is a member of the FHLB of New York. Through its membership, the Company establishes the option to access funds through secured borrowing arrangements with the FHLB. The Company is not in an active borrowing position; therefore, collateral pledged and borrowings are not applicable for this Company.

At December 31, 2020 and 2019, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2020	2019

Membership Stock:
Class B	3	3

Total	$3	$3

The Company is party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s Balance Sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve and an offsetting premium tax benefit at December 31, 2020 and 2019 for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. These amounts were not material to the Company’s financial position. The guaranty fund (benefit) expense was $5 for the year ended December 31, 2019 and insignificant for the years ended December 31, 2018 and 2020.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

16. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which residential mortgage backed securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2020 and 2019, the Company had dollar repurchase agreements outstanding in the amount $146 and $66, which is included in borrowed money on the Balance Sheets. Those amounts included an insignificant amount of accrued interest at both December 31, 2020 and 2019. At December 31, 2020, securities with a book value of $146 and a fair value of $147 were subject to dollar repurchase agreements. These securities have maturity dates that range from May 1, 2050 to November 1, 2050. At December 31, 2019, securities with a book value of $66 and a fair value of $66 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

		Fair Value
		2020		2019
Open	$	146	$	66
Total		146		66

Securities received		–		–

Total collateral received	$	146	$	66

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2020 and 2019 there were no securities sold and reacquired within 30 days of the sale date.

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the Balance Sheet date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the Balance Sheet date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2020 through April 14, 2021.

Events that are indicative of conditions that arose after the Balance Sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2020. On March 31, 2021, the Company paid a common stock dividend of $100 to TA Corp.

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2020
Entity Name	FEIN

Transamerica Corporation	42-1484983
AEGON Asset Management Services Inc	39-1884868
AEGON Direct Marketing Services Inc	42-1470697
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA	20-5023693
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
Ironwood Re Corp	47-1703149
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2020
Entity Name	FEIN

TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Watertree Reinsurance, Inc.	81-3715574
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Asset Management	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Corporation (OREGON)	98-6021219
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Pacific Re, Inc.	85-1028131
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc	52-1525601
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

Statutory-Basis

Financial Statement Schedule

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Millions)

December 31, 2020

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)

Fixed maturities
Bonds:
United States government and government agencies and authorities	$499	$734	$514
States, municipalities and political subdivisions	168	175	168
Foreign governments	103	117	103
Hybrid securities	106	108	106
All other corporate bonds	5,026	5,675	5,022
Preferred stocks	7	7	7

Total fixed maturities	5,909	6,816	5,920

Equity securities
Common stocks:
Industrial, miscellaneous and all other	8	10	10

Total equity securities	8	10	10

Mortgage loans on real estate	1,548		1,548
Policy loans	131		131
Other long-term investments	128		128
Receivable for derivative cash collateral posted to counterparty	19		19
Securities lending	398		398
Cash, cash equivalents and short-term investments	598		598

Total investments	$8,739		$8,752

(1)	Equity securities are reported at original cost. Fixed maturities are reported at original cost reduced by repayments and adjusted for amortization of premiums and accrual of discounts.

(2)

United States government, state, municipal and political, hybrid and corporate bonds of $4 are held at fair value rather than amortized cost due to having an NAIC 6 rating. No preferred stock securities are held at fair value due to having an NAIC 6 rating.

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Millions)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2020
Individual life	$1,362	$–	$23	$170	$59	$222	$48
Individual health	145	4	13	71	6	68	33
Group life and health	231	2	7	57	11	41	22
Annuity	5,296	–	–	4,937	235	7,527	(2,189)

	$7,034	$6	$43	$5,235	$311	$7,858	$(2,086)

Year ended December 31, 2019
Individual life	$1,246	$–	$14	$171	$62	$71	$66
Individual health	114	4	7	41	5	12	19
Group life and health	216	2	8	67	11	34	24
Annuity	4,911	–	–	5,027	266	6,650	(1,054)

	$6,487	$6	$29	$5,306	$344	$6,767	$(945)

Year ended December 31, 2018
Individual life	$1,145	$–	$17	$166	$48	$190	$63
Individual health	72	4	13	46	4	13	18
Group life and health	198	2	10	77	9	59	21
Annuity	5,218	–	1	4,913	238	8,007	(2,740)
Other	–	–	–	–	48	–	–

	$6,633	$6	$41	$5,202	$347	$8,269	$(2,638)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Millions)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2020
Life insurance in force	$25,806	$109,634	$107,398	$23,570	456%

Premiums:
Individual life	$188	$319	$301	$170	177%
Individual health	71	–	–	71	0%
Group life and health	66	10	1	57	2%
Annuity	4,932	–	5	4,937	0%

	$5,257	$329	$307	$5,235	6%

Year ended December 31, 2019
Life insurance in force	$26,128	$119,675	$117,274	$23,727	494%

Premiums:
Individual life	$189	$374	$356	$171	208%
Individual health	41	–	–	41	0%
Group life and health	81	15	1	67	1%
Annuity	5,022	–	5	5,027	0%

	$5,333	$389	$362	$5,306	7%

Year ended December 31, 2018
Life insurance in force	$25,897	$142,548	$139,964	$23,313	600%

Premiums:
Individual life	$183	$456	$439	$166	265%
Individual health	46	–	–	46	0%
Group life and health	81	5	1	77	1%
Annuity	4,909	1	5	4,913	0%

	$5,219	$462	$445	$5,202	8%

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Years Ended December 31, 2020 and 2019

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Series Life Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Series Life Account indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Series Life Account as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares	ProFund VP Utilities
Access VP High Yield	TA Aegon High Yield Bond Initial Class
American Funds - Growth Class 2 Shares	TA Aegon Sustainable Equity Income Initial Class
American Funds - Growth-Income Class 2 Shares	TA Aegon U.S. Government Securities Initial Class
American Funds - International Class 2 Shares	TA BlackRock Global Real Estate Securities Initial Class
Fidelity® VIP Contrafund® Service Class 2	TA BlackRock Government Money Market Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA BlackRock iShares Edge 40 Initial Class
Fidelity® VIP Growth Opportunities Service Class 2	TA BlackRock Tactical Allocation Initial Class
Fidelity® VIP Index 500 Service Class 2	TA International Growth Initial Class
Franklin Allocation Class 4 Shares	TA Janus Balanced Initial Class
ProFund VP Asia 30	TA Janus Mid-Cap Growth Initial Class
ProFund VP Basic Materials	TA JPMorgan Asset Allocation - Conservative Initial Class
ProFund VP Bull	TA JPMorgan Asset Allocation - Growth Initial Class
ProFund VP Consumer Services	TA JPMorgan Asset Allocation - Moderate Initial Class
ProFund VP Emerging Markets	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
ProFund VP Europe 30	TA JPMorgan Core Bond Initial Class
ProFund VP Falling U.S. Dollar	TA JPMorgan Enhanced Index Initial Class
ProFund VP Financials	TA JPMorgan International Moderate Growth Initial Class
ProFund VP Government Money Market	TA JPMorgan Mid Cap Value Initial Class
ProFund VP International	TA JPMorgan Tactical Allocation Initial Class
ProFund VP Japan	TA Managed Risk - Balanced ETF Initial Class
ProFund VP Mid-Cap	TA Managed Risk - Conservative ETF Initial Class
ProFund VP NASDAQ-100	TA Managed Risk - Growth ETF Initial Class
ProFund VP Oil & Gas	TA Morgan Stanley Capital Growth Initial Class
ProFund VP Pharmaceuticals	TA Morgan Stanley Global Allocation Initial Class
ProFund VP Precious Metals	TA Multi-Managed Balanced Initial Class
ProFund VP Short Emerging Markets	TA PIMCO Tactical - Balanced Initial Class
ProFund VP Short International	TA PIMCO Tactical - Conservative Initial Class
ProFund VP Short NASDAQ-100	TA PIMCO Tactical - Growth Initial Class
ProFund VP Short Small-Cap	TA PIMCO Total Return Initial Class
ProFund VP Small-Cap	TA QS Investors Active Asset Allocation - Conservative Initial Class
ProFund VP Small-Cap Value	TA QS Investors Active Asset Allocation - Moderate Initial Class
ProFund VP Telecommunications	TA QS Investors Active Asset Allocation - Moderate Growth Initial Class
ProFund VP U.S. Government Plus	TA Small/Mid Cap Value Initial Class
ProFund VP UltraNASDAQ-100	TA T. Rowe Price Small Cap Initial Class
ProFund VP UltraSmall-Cap	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Series Life Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Series Life Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of TFLIC Series Life Account since 2014.

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Balanced Wealth Strategy Class B Shares	6,829.229	$70,715	$71,502	$2	$71,504	2,824	$23.512031	$26.163129
Access VP High Yield	2,550.517	69,123	69,119	(81)	69,038	3,317	20.018000	21.225902
American Funds - Growth Class 2 Shares	13.707	1,024	1,633	1	1,634	50	32.620502	32.620502
American Funds - Growth-Income Class 2 Shares	71.221	3,446	3,893	-	3,893	184	21.186928	21.186928
American Funds - International Class 2 Shares	86.273	1,650	2,031	-	2,031	131	15.447757	15.447757
Fidelity® VIP Contrafund® Service Class 2	21,033.457	689,779	982,893	(24)	982,869	22,734	42.788833	43.887558
Fidelity® VIP Equity-Income Service Class 2	20,220.349	432,937	468,708	(3)	468,705	16,655	27.840693	28.555763
Fidelity® VIP Growth Opportunities Service Class 2	9,578.404	382,761	728,821	23	728,844	14,248	50.573101	51.871080
Fidelity® VIP Index 500 Service Class 2	7,850.669	2,194,400	2,879,076	(23)	2,879,053	71,670	38.975107	41.888404
Franklin Allocation Class 4 Shares	8,193.932	46,751	46,050	(2)	46,048	1,693	24.622580	27.399039
ProFund VP Asia 30	8,110.360	494,894	615,333	(73)	615,260	39,262	14.016696	26.573777
ProFund VP Basic Materials	2,076.620	131,222	144,034	(15)	144,019	10,220	13.754648	25.112057
ProFund VP Bull	1,668.340	64,429	99,066	(18)	99,048	3,498	27.486822	34.407499
ProFund VP Consumer Services	3,001.807	224,001	228,588	11	228,599	5,047	42.386198	57.275790
ProFund VP Emerging Markets	3,373.190	104,508	123,594	10	123,604	10,723	10.147486	20.601923
ProFund VP Europe 30	231.119	5,015	4,798	(5)	4,793	467	9.130778	14.320818
ProFund VP Falling U.S. Dollar	8,414.025	153,457	154,566	(6)	154,560	24,882	5.978280	6.373722
ProFund VP Financials	4,147.577	168,958	172,581	(24)	172,557	10,381	15.002746	23.853872
ProFund VP Government Money Market	138,569.900	138,570	138,570	(4)	138,566	14,455	8.462436	9.939562
ProFund VP International	498.709	10,073	10,234	(4)	10,230	875	9.682480	15.753456
ProFund VP Japan	0.286	13	18	(18)	-	-	14.259993	21.801632
ProFund VP Mid-Cap	7,807.079	141,987	141,698	(5)	141,693	6,014	22.755991	33.149048
ProFund VP NASDAQ-100	30,608.812	1,691,974	2,164,961	(17)	2,164,944	32,122	65.406270	74.170841
ProFund VP Oil & Gas	28,157.362	546,872	528,795	(27)	528,768	106,248	4.718266	6.920322
ProFund VP Pharmaceuticals	6,860.815	241,744	264,416	(2)	264,414	9,909	24.784797	28.452898
ProFund VP Precious Metals	10,906.584	309,776	336,904	2	336,906	51,916	5.396102	12.723383
ProFund VP Short Emerging Markets	27.000	913	626	(3)	623	320	1.055460	1.957236
ProFund VP Short International	30.433	1,144	883	-	883	331	1.637037	2.668852
ProFund VP Short NASDAQ-100	127.476	2,854	2,323	1	2,324	4,416	0.383131	0.535582
ProFund VP Short Small-Cap	1,623.676	53,986	44,830	(3)	44,827	49,635	0.649044	0.921668
ProFund VP Small-Cap	6,111.109	217,978	243,344	12	243,356	9,775	23.859562	31.894106
ProFund VP Small-Cap Value	3,953.097	157,557	167,690	(21)	167,669	7,529	21.299888	28.111716
ProFund VP Telecommunications	1,392.179	42,851	44,898	2	44,900	2,742	13.997877	17.891313
ProFund VP U.S. Government Plus	5,133.900	157,789	156,841	(11)	156,830	6,948	19.205966	23.101518
ProFund VP UltraNASDAQ-100	13,894.876	937,904	1,290,417	47	1,290,464	9,608	126.447097	137.599874
ProFund VP UltraSmall-Cap	17,573.052	313,008	407,871	(7)	407,864	13,303	29.549627	64.946226
ProFund VP Utilities	3,806.760	162,462	142,259	(10)	142,249	6,806	19.453904	25.100065
TA Aegon High Yield Bond Initial Class	126,184.059	957,545	966,570	(8)	966,562	37,746	24.740883	27.741228
TA Aegon Sustainable Equity Income Initial Class	69,501.532	1,447,237	1,223,227	(9)	1,223,218	46,994	23.696454	29.917248
TA Aegon U.S. Government Securities Initial Class	8,864.609	101,260	103,627	1	103,628	6,503	13.361980	17.301277
TA BlackRock Global Real Estate Securities Initial Class	96,215.548	1,127,983	1,028,544	(1)	1,028,543	41,843	22.870707	47.571208
TA BlackRock Government Money Market Initial Class	1,248,687.070	1,248,687	1,248,687	(7)	1,248,680	114,006	8.722258	11.654259
TA BlackRock iShares Edge 40 Initial Class	3,863.309	36,542	38,556	(11)	38,545	1,761	20.217950	22.692547

See accompanying notes	2

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA BlackRock Tactical Allocation Initial Class	104,050.966	$941,075	$922,932	$-	$922,932	52,021	$16.646262	$18.243606
TA International Growth Initial Class	192,662.190	1,585,275	1,895,796	(10)	1,895,786	104,543	17.325991	25.757358
TA Janus Balanced Initial Class	14,286.146	228,490	264,008	(90)	263,918	12,209	20.127153	22.368885
TA Janus Mid-Cap Growth Initial Class	309,070.565	9,477,567	13,376,574	(106)	13,376,468	302,279	36.681123	47.835926
TA JPMorgan Asset Allocation - Conservative Initial Class	58,189.574	603,057	657,542	(3)	657,539	29,911	20.458435	23.746639
TA JPMorgan Asset Allocation - Growth Initial Class	1,988,404.058	24,035,916	28,215,454	(37)	28,215,417	875,511	31.463261	32.949803
TA JPMorgan Asset Allocation - Moderate Initial Class	485,341.995	5,769,977	6,226,938	58	6,226,996	248,621	23.002163	26.576274
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,958,253.231	24,067,175	26,044,768	(14)	26,044,754	937,254	26.097707	28.983242
TA JPMorgan Core Bond Initial Class	52,816.692	696,624	720,948	1	720,949	39,987	15.195414	24.750379
TA JPMorgan Enhanced Index Initial Class	19,827.669	423,909	477,252	(1)	477,251	11,659	39.877540	42.847188
TA JPMorgan International Moderate Growth Initial Class	127,592.770	1,250,583	1,423,935	(9)	1,423,926	88,976	15.471002	21.344591
TA JPMorgan Mid Cap Value Initial Class	23,723.822	419,745	371,041	1	371,042	10,366	35.764431	45.249242
TA JPMorgan Tactical Allocation Initial Class	71,650.221	1,044,126	1,155,718	-	1,155,718	67,257	16.696980	29.956050
TA Managed Risk - Balanced ETF Initial Class	2,342.362	29,066	30,685	(40)	30,645	1,747	16.700473	19.855971
TA Managed Risk - Conservative ETF Initial Class	-	-	-	-	-	-	13.652493	13.652493
TA Managed Risk - Growth ETF Initial Class	17,868.572	189,240	195,840	(10)	195,830	10,549	17.645666	23.324134
TA Morgan Stanley Capital Growth Initial Class	217,172.432	4,205,409	8,439,321	(27)	8,439,294	84,297	97.158410	121.646106
TA Morgan Stanley Global Allocation Initial Class	17,307.353	157,093	171,516	(3)	171,513	10,397	15.984012	17.517932
TA Multi-Managed Balanced Initial Class	87,745.429	1,278,794	1,495,182	(6)	1,495,176	42,455	33.501093	37.058174
TA PIMCO Tactical - Balanced Initial Class	19,263.868	231,139	240,028	-	240,028	14,054	15.602786	17.883442
TA PIMCO Tactical - Conservative Initial Class	19,658.507	231,287	245,142	(1)	245,141	15,568	14.863883	17.036509
TA PIMCO Tactical - Growth Initial Class	33,991.961	397,560	411,643	3	411,646	24,646	15.552080	17.825473
TA PIMCO Total Return Initial Class	46,959.992	556,093	567,277	1	567,278	32,420	15.952744	20.289904
TA QS Investors Active Asset Allocation - Conservative Initial Class	4,804.631	51,644	53,956	-	53,956	3,859	13.417673	15.152272
TA QS Investors Active Asset Allocation - Moderate Initial Class	6,406.567	72,857	74,380	3	74,383	5,251	13.322899	15.045374
TA QS Investors Active Asset Allocation - Moderate Growth Initial Class	118,011.503	1,323,623	1,281,605	1	1,281,606	93,760	12.921192	14.591853
TA Small/Mid Cap Value Initial Class	273,070.033	5,190,577	5,240,214	(66)	5,240,148	112,892	40.605292	47.967021
TA T. Rowe Price Small Cap Initial Class	148,868.432	2,335,400	2,816,591	(7)	2,816,584	48,395	56.927797	60.048214
TA WMC US Growth Initial Class	680,652.618	18,789,780	29,751,326	(51)	29,751,275	560,479	52.793850	58.565190

See Accompanying Notes.	3

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	AB Balanced Wealth Strategy Class B Shares Subaccount	Access VP High Yield Subaccount	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth- Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount

Net Assets as of December 31, 2018:	$65,731	$68,783	$551	$2,427	$1,702

Investment Income:
Reinvested Dividends	1,674	4,348	6	46	23
Investment Expense:
Mortality and Expense Risk and Administrative Charges	699	766	-	-	-

Net Investment Income (Loss)	975	3,582	6	46	23

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,683	-	73	236	34
Realized Gain (Loss) on Investments	(189)	1,427	-	135	116

Net Realized Capital Gains (Losses) on Investments	8,494	1,427	73	371	150
Net Change in Unrealized Appreciation (Depreciation)	1,697	4,595	109	222	209

Net Gain (Loss) on Investment	10,191	6,022	182	593	359

Net Increase (Decrease) in Net Assets Resulting from Operations	11,166	9,604	188	639	382

Increase (Decrease) in Net Assets from Contract Transactions	(661)	9,840	136	61	(331)

Total Increase (Decrease) in Net Assets	10,505	19,444	324	700	51

Net Assets as of December 31, 2019:	$76,236	$88,227	$875	$3,127	$1,753

Investment Income:
Reinvested Dividends	1,580	4,333	4	45	10
Investment Expense:
Mortality and Expense Risk and Administrative Charges	634	577	-	-	-

Net Investment Income (Loss)	946	3,756	4	45	10

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,252	-	27	75	-
Realized Gain (Loss) on Investments	(2,230)	(3,460)	-	60	(28)

Net Realized Capital Gains (Losses) on Investments	22	(3,460)	27	135	(28)
Net Change in Unrealized Appreciation (Depreciation)	4,415	(2,052)	507	342	326

Net Gain (Loss) on Investment	4,437	(5,512)	534	477	298

Net Increase (Decrease) in Net Assets Resulting from Operations	5,383	(1,756)	538	522	308

Increase (Decrease) in Net Assets from Contract Transactions	(10,115)	(17,433)	221	244	(30)

Total Increase (Decrease) in Net Assets	(4,732)	(19,189)	759	766	278

Net Assets as of December 31, 2020:	$71,504	$69,038	$1,634	$3,893	$2,031

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount

Net Assets as of December 31, 2018:	$615,781	$388,203	$311,739	$2,190,913	$27,840

Investment Income:
Reinvested Dividends	1,566	8,541	-	45,957	1,025
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,338	3,277	2,622	23,959	261

Net Investment Income (Loss)	(3,772)	5,264	(2,622)	21,998	764

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	80,790	28,272	29,950	37,970	1,971
Realized Gain (Loss) on Investments	2,921	8,600	27,021	129,602	212

Net Realized Capital Gains (Losses) on Investments	83,711	36,872	56,971	167,572	2,183
Net Change in Unrealized Appreciation (Depreciation)	105,846	61,008	64,798	471,341	2,407

Net Gain (Loss) on Investment	189,557	97,880	121,769	638,913	4,590

Net Increase (Decrease) in Net Assets Resulting from Operations	185,785	103,144	119,147	660,911	5,354

Increase (Decrease) in Net Assets from Contract Transactions	(15,009)	(3,710)	(15,164)	6,229	3,023

Total Increase (Decrease) in Net Assets	170,776	99,434	103,983	667,140	8,377

Net Assets as of December 31, 2019:	$786,557	$487,637	$415,722	$2,858,053	$36,217

Investment Income:
Reinvested Dividends	653	6,961	-	38,640	522
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,374	3,191	3,721	24,093	266

Net Investment Income (Loss)	(5,721)	3,770	(3,721)	14,547	256

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,448	20,935	28,536	9,502	10,060
Realized Gain (Loss) on Investments	18,517	(218)	30,907	252,227	(5,240)

Net Realized Capital Gains (Losses) on Investments	22,965	20,717	59,443	261,729	4,820
Net Change in Unrealized Appreciation (Depreciation)	210,888	(2,162)	237,349	184,033	(475)

Net Gain (Loss) on Investment	233,853	18,555	296,792	445,762	4,345

Net Increase (Decrease) in Net Assets Resulting from Operations	228,132	22,325	293,071	460,309	4,601

Increase (Decrease) in Net Assets from Contract Transactions	(31,820)	(41,257)	20,051	(439,309)	5,230

Total Increase (Decrease) in Net Assets	196,312	(18,932)	313,122	21,000	9,831

Net Assets as of December 31, 2020:	$982,869	$468,705	$728,844	$2,879,053	$46,048

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Asia 30 Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Bull Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Emerging Markets Subaccount

Net Assets as of December 31, 2018:	$316,302	$66,713	$79,786	$158,616	$96,712

Investment Income:
Reinvested Dividends	892	268	15	-	484
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,072	623	167	1,159	1,369

Net Investment Income (Loss)	(3,180)	(355)	(152)	(1,159)	(885)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,344	99	7,673	-
Realized Gain (Loss) on Investments	(12,959)	(2,792)	(533)	14,289	(3,840)

Net Realized Capital Gains (Losses) on Investments	(12,959)	(448)	(434)	21,962	(3,840)
Net Change in Unrealized Appreciation (Depreciation)	98,271	14,253	8,000	15,816	26,000

Net Gain (Loss) on Investment	85,312	13,805	7,566	37,778	22,160

Net Increase (Decrease) in Net Assets Resulting from Operations	82,132	13,450	7,414	36,619	21,275

Increase (Decrease) in Net Assets from Contract Transactions	207,077	32,987	(79,589)	(18,504)	194,662

Total Increase (Decrease) in Net Assets	289,209	46,437	(72,175)	18,115	215,937

Net Assets as of December 31, 2019:	$605,511	$113,150	$7,611	$176,731	$312,649

Investment Income:
Reinvested Dividends	5,255	651	77	-	1,155
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,611	626	528	1,152	939

Net Investment Income (Loss)	644	25	(451)	(1,152)	216

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,902	7,835	4,264	61,137	-
Realized Gain (Loss) on Investments	43,940	1,582	267	2,863	41,528

Net Realized Capital Gains (Losses) on Investments	91,842	9,417	4,531	64,000	41,528
Net Change in Unrealized Appreciation (Depreciation)	78,746	10,709	33,575	(14,608)	8,019

Net Gain (Loss) on Investment	170,588	20,126	38,106	49,392	49,547

Net Increase (Decrease) in Net Assets Resulting from Operations	171,232	20,151	37,655	48,240	49,763

Increase (Decrease) in Net Assets from Contract Transactions	(161,483)	10,718	53,782	3,628	(238,808)

Total Increase (Decrease) in Net Assets	9,749	30,869	91,437	51,868	(189,045)

Net Assets as of December 31, 2020:	$615,260	$144,019	$99,048	$228,599	$123,604

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount

Net Assets as of December 31, 2018:	$18,232	$6,578	$185,098	$750,995	$8,031

Investment Income:
Reinvested Dividends	197	3	841	1,722	24
Investment Expense:
Mortality and Expense Risk and Administrative Charges	141	52	1,439	1,503	73

Net Investment Income (Loss)	56	(49)	(598)	219	(49)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	7,904	-	-
Realized Gain (Loss) on Investments	2,515	(54)	19,660	-	(211)

Net Realized Capital Gains (Losses) on Investments	2,515	(54)	27,564	-	(211)
Net Change in Unrealized Appreciation (Depreciation)	3,027	246	17,672	-	1,731

Net Gain (Loss) on Investment	5,542	192	45,236	-	1,520

Net Increase (Decrease) in Net Assets Resulting from Operations	5,598	143	44,638	219	1,471

Increase (Decrease) in Net Assets from Contract Transactions	(18,969)	31,316	(54,296)	(621,064)	(69)

Total Increase (Decrease) in Net Assets	(13,371)	31,459	(9,658)	(620,845)	1,402

Net Assets as of December 31, 2019:	$4,861	$38,037	$175,440	$130,150	$9,433

Investment Income:
Reinvested Dividends	118	27	978	73	46
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33	127	1,133	1,346	74

Net Investment Income (Loss)	85	(100)	(155)	(1,273)	(28)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	10,636	-	-
Realized Gain (Loss) on Investments	(99)	1,583	866	-	(36)

Net Realized Capital Gains (Losses) on Investments	(99)	1,583	11,502	-	(36)
Net Change in Unrealized Appreciation (Depreciation)	(381)	817	(21,046)	-	495

Net Gain (Loss) on Investment	(480)	2,400	(9,544)	-	459

Net Increase (Decrease) in Net Assets Resulting from Operations	(395)	2,300	(9,699)	(1,273)	431

Increase (Decrease) in Net Assets from Contract Transactions	327	114,223	6,816	9,689	366

Total Increase (Decrease) in Net Assets	(68)	116,523	(2,883)	8,416	797

Net Assets as of December 31, 2020:	$4,793	$154,560	$172,557	$138,566	$10,230

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Japan Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP Pharmaceuticals Subaccount

Net Assets as of December 31, 2018:	$27,415	$118,318	$509,663	$516,661	$239,238

Investment Income:
Reinvested Dividends	-	236	-	8,114	2,088
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71	985	6,143	4,763	2,466

Net Investment Income (Loss)	(71)	(749)	(6,143)	3,351	(378)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,749	19,237	30,430
Realized Gain (Loss) on Investments	(777)	(15,530)	48,723	(45,180)	(5,576)

Net Realized Capital Gains (Losses) on Investments	(777)	(15,530)	53,472	(25,943)	24,854
Net Change in Unrealized Appreciation (Depreciation)	3,771	38,255	159,684	58,073	5,065

Net Gain (Loss) on Investment	2,994	22,725	213,156	32,130	29,919

Net Increase (Decrease) in Net Assets Resulting from Operations	2,923	21,976	207,013	35,481	29,541

Increase (Decrease) in Net Assets from Contract Transactions	(30,338)	(27,718)	177,235	(905)	(12,504)

Total Increase (Decrease) in Net Assets	(27,415)	(5,742)	384,248	34,576	17,037

Net Assets as of December 31, 2019:	$-	$112,576	$893,911	$551,237	$256,275

Investment Income:
Reinvested Dividends	-	1,043	-	11,047	272
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9	571	12,717	3,321	2,299

Net Investment Income (Loss)	(9)	472	(12,717)	7,726	(2,027)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	32,196	129,431	4,885	-
Realized Gain (Loss) on Investments	29	(23,942)	90,859	(197,532)	(10,691)

Net Realized Capital Gains (Losses) on Investments	29	8,254	220,290	(192,647)	(10,691)
Net Change in Unrealized Appreciation (Depreciation)	3	3,895	357,554	39,681	40,484

Net Gain (Loss) on Investment	32	12,149	577,844	(152,966)	29,793

Net Increase (Decrease) in Net Assets Resulting from Operations	23	12,621	565,127	(145,240)	27,766

Increase (Decrease) in Net Assets from Contract Transactions	(23)	16,496	705,906	122,771	(19,627)

Total Increase (Decrease) in Net Assets	-	29,117	1,271,033	(22,469)	8,139

Net Assets as of December 31, 2020:	$-	$141,693	$2,164,944	$528,768	$264,414

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Precious Metals Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount

Net Assets as of December 31, 2018:	$129,130	$16,079	$1,122	$22,721	$34,337

Investment Income:
Reinvested Dividends	50	6	5	142	74
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,372	59	8	129	580

Net Investment Income (Loss)	(1,322)	(53)	(3)	13	(506)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	98	26	-	6,609
Realized Gain (Loss) on Investments	4,437	(8,228)	(325)	460	(2,268)

Net Realized Capital Gains (Losses) on Investments	4,437	(8,130)	(299)	460	4,341
Net Change in Unrealized Appreciation (Depreciation)	47,076	(551)	91	(6,038)	(21,293)

Net Gain (Loss) on Investment	51,513	(8,681)	(208)	(5,578)	(16,952)

Net Increase (Decrease) in Net Assets Resulting from Operations	50,191	(8,734)	(211)	(5,565)	(17,458)

Increase (Decrease) in Net Assets from Contract Transactions	19,002	(2,588)	80	23,789	122,058

Total Increase (Decrease) in Net Assets	69,193	(11,322)	(131)	18,224	104,600

Net Assets as of December 31, 2019:	$198,323	$4,757	$991	$40,945	$138,937

Investment Income:
Reinvested Dividends	752	8	6	107	358
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,430	27	3	127	293

Net Investment Income (Loss)	(1,678)	(19)	3	(20)	65

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	43,805	823	-	(19,513)	11,106

Net Realized Capital Gains (Losses) on Investments	43,805	823	-	(19,513)	11,106
Net Change in Unrealized Appreciation (Depreciation)	(7,123)	204	(186)	5,108	15,569

Net Gain (Loss) on Investment	36,682	1,027	(186)	(14,405)	26,675

Net Increase (Decrease) in Net Assets Resulting from Operations	35,004	1,008	(183)	(14,425)	26,740

Increase (Decrease) in Net Assets from Contract Transactions	103,579	(5,142)	75	(24,196)	(120,850)

Total Increase (Decrease) in Net Assets	138,583	(4,134)	(108)	(38,621)	(94,110)

Net Assets as of December 31, 2020:	$336,906	$623	$883	$2,324	$44,827

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Small-Cap Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP UltraNASDAQ-100 Subaccount

Net Assets as of December 31, 2018:	$81,334	$52,802	$32,134	$184,379	$511,709

Investment Income:
Reinvested Dividends	-	-	1,061	1,398	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	790	569	420	885	5,313

Net Investment Income (Loss)	(790)	(569)	641	513	(5,313)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(3,192)	(1,912)	(970)	32,081	(7,703)

Net Realized Capital Gains (Losses) on Investments	(3,192)	(1,912)	(970)	32,081	(7,703)
Net Change in Unrealized Appreciation (Depreciation)	21,022	14,418	4,352	(2,332)	371,109

Net Gain (Loss) on Investment	17,830	12,506	3,382	29,749	363,406

Net Increase (Decrease) in Net Assets Resulting from Operations	17,040	11,937	4,023	30,262	358,093

Increase (Decrease) in Net Assets from Contract Transactions	149,100	110,356	(6,517)	(152,320)	(182,791)

Total Increase (Decrease) in Net Assets	166,140	122,293	(2,494)	(122,058)	175,302

Net Assets as of December 31, 2019:	$247,474	$175,095	$29,640	$62,321	$687,011

Investment Income:
Reinvested Dividends	53	15	361	38	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	655	380	416	568	6,515

Net Investment Income (Loss)	(602)	(365)	(55)	(530)	(6,515)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,355	6,997	-	4,373	213,858
Realized Gain (Loss) on Investments	33	(13,427)	(130)	11,059	189,142

Net Realized Capital Gains (Losses) on Investments	3,388	(6,430)	(130)	15,432	403,000
Net Change in Unrealized Appreciation (Depreciation)	23,918	8,269	4,586	(1,757)	203,137

Net Gain (Loss) on Investment	27,306	1,839	4,456	13,675	606,137

Net Increase (Decrease) in Net Assets Resulting from Operations	26,704	1,474	4,401	13,145	599,622

Increase (Decrease) in Net Assets from Contract Transactions	(30,822)	(8,900)	10,859	81,364	3,831

Total Increase (Decrease) in Net Assets	(4,118)	(7,426)	15,260	94,509	603,453

Net Assets as of December 31, 2020:	$243,356	$167,669	$44,900	$156,830	$1,290,464

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount

Net Assets as of December 31, 2018:	$18,964	$167,797	$818,449	$1,281,582	$52,278

Investment Income:
Reinvested Dividends	-	3,237	58,850	32,449	1,122
Investment Expense:
Mortality and Expense Risk and Administrative Charges	418	1,521	6,748	11,487	799

Net Investment Income (Loss)	(418)	1,716	52,102	20,962	323

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12,155	-	199,382	-
Realized Gain (Loss) on Investments	11,954	7,521	(3,289)	25,561	1,850

Net Realized Capital Gains (Losses) on Investments	11,954	19,676	(3,289)	224,943	1,850
Net Change in Unrealized Appreciation (Depreciation)	11,753	11,578	61,899	39,723	3,110

Net Gain (Loss) on Investment	23,707	31,254	58,610	264,666	4,960

Net Increase (Decrease) in Net Assets Resulting from Operations	23,289	32,970	110,712	285,628	5,283

Increase (Decrease) in Net Assets from Contract Transactions	(11,690)	115,624	53,319	(165,437)	(10,083)

Total Increase (Decrease) in Net Assets	11,599	148,594	164,031	120,191	(4,800)

Net Assets as of December 31, 2019:	$30,563	$316,391	$982,480	$1,401,773	$47,478

Investment Income:
Reinvested Dividends	240	2,839	57,123	34,537	1,729
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,056	1,296	6,483	9,164	603

Net Investment Income (Loss)	(816)	1,543	50,640	25,373	1,126

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,509	39,618	-	139,559	127
Realized Gain (Loss) on Investments	45,149	(27,034)	(9,574)	(61,348)	2,387

Net Realized Capital Gains (Losses) on Investments	73,658	12,584	(9,574)	78,211	2,514
Net Change in Unrealized Appreciation (Depreciation)	90,662	(30,372)	(5,460)	(228,260)	1,643

Net Gain (Loss) on Investment	164,320	(17,788)	(15,034)	(150,049)	4,157

Net Increase (Decrease) in Net Assets Resulting from Operations	163,504	(16,245)	35,606	(124,676)	5,283

Increase (Decrease) in Net Assets from Contract Transactions	213,797	(157,897)	(51,524)	(53,879)	50,867

Total Increase (Decrease) in Net Assets	377,301	(174,142)	(15,918)	(178,555)	56,150

Net Assets as of December 31, 2020:	$407,864	$142,249	$966,562	$1,223,218	$103,628

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount	TA BlackRock Tactical Allocation Initial Class Subaccount	TA International Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$943,401	$965,116	$36,859	$793,867	$1,365,996

Investment Income:
Reinvested Dividends	9,709	15,008	777	35,981	25,446
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,635	6,225	296	7,226	12,148

Net Investment Income (Loss)	2,074	8,783	481	28,755	13,298

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,595	67,460	255,493
Realized Gain (Loss) on Investments	(822)	-	1,718	(28,635)	3,491

Net Realized Capital Gains (Losses) on Investments	(822)	-	6,313	38,825	258,984
Net Change in Unrealized Appreciation (Depreciation)	225,353	-	(1,952)	62,416	95,452

Net Gain (Loss) on Investment	224,531	-	4,361	101,241	354,436

Net Increase (Decrease) in Net Assets Resulting from Operations	226,605	8,783	4,842	129,996	367,734

Increase (Decrease) in Net Assets from Contract Transactions	(52,649)	(255,363)	(5,311)	(23,246)	(46,441)

Total Increase (Decrease) in Net Assets	173,956	(246,580)	(469)	106,750	321,293

Net Assets as of December 31, 2019:	$1,117,357	$718,536	$36,390	$900,617	$1,687,289

Investment Income:
Reinvested Dividends	117,667	2,140	872	31,792	36,370
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,451	7,450	290	7,051	12,161

Net Investment Income (Loss)	111,216	(5,310)	582	24,741	24,209

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	69,818	-	248	87,614	-
Realized Gain (Loss) on Investments	(26,835)	-	264	(45,530)	(14,550)

Net Realized Capital Gains (Losses) on Investments	42,983	-	512	42,084	(14,550)
Net Change in Unrealized Appreciation (Depreciation)	(178,440)	-	1,630	36,723	309,171

Net Gain (Loss) on Investment	(135,457)	-	2,142	78,807	294,621

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,241)	(5,310)	2,724	103,548	318,830

Increase (Decrease) in Net Assets from Contract Transactions	(64,573)	535,454	(569)	(81,233)	(110,333)

Total Increase (Decrease) in Net Assets	(88,814)	530,144	2,155	22,315	208,497

Net Assets as of December 31, 2020:	$1,028,543	$1,248,680	$38,545	$922,932	$1,895,786

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Janus Balanced Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount

Net Assets as of December 31, 2018:	$210,241	$8,660,462	$555,030	$20,350,997	$4,828,433

Investment Income:
Reinvested Dividends	4,750	8,019	15,396	392,022	113,443
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,099	79,219	4,299	174,915	35,116

Net Investment Income (Loss)	2,651	(71,200)	11,097	217,107	78,327

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,301	585,468	21,824	2,075,133	294,007
Realized Gain (Loss) on Investments	15,927	287,827	742	1,458,342	97,383

Net Realized Capital Gains (Losses) on Investments	29,228	873,295	22,566	3,533,475	391,390
Net Change in Unrealized Appreciation (Depreciation)	16,308	2,300,730	37,797	1,249,440	280,235

Net Gain (Loss) on Investment	45,536	3,174,025	60,363	4,782,915	671,625

Net Increase (Decrease) in Net Assets Resulting from Operations	48,187	3,102,825	71,460	5,000,022	749,952

Increase (Decrease) in Net Assets from Contract Transactions	36,784	(377,011)	(8,253)	(895,125)	(96,069)

Total Increase (Decrease) in Net Assets	84,971	2,725,814	63,207	4,104,897	653,883

Net Assets as of December 31, 2019:	$295,212	$11,386,276	$618,237	$24,455,894	$5,482,316

Investment Income:
Reinvested Dividends	4,001	25,324	16,374	397,525	120,262
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,035	78,974	3,664	156,872	31,890

Net Investment Income (Loss)	1,966	(53,650)	12,710	240,653	88,372

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,562	906,890	16,169	1,865,666	165,830
Realized Gain (Loss) on Investments	(25,439)	55,107	702	976,748	3,889

Net Realized Capital Gains (Losses) on Investments	(15,877)	961,997	16,871	2,842,414	169,719
Net Change in Unrealized Appreciation (Depreciation)	8,899	1,113,917	42,072	2,374,459	383,711

Net Gain (Loss) on Investment	(6,978)	2,075,914	58,943	5,216,873	553,430

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,012)	2,022,264	71,653	5,457,526	641,802

Increase (Decrease) in Net Assets from Contract Transactions	(26,282)	(32,072)	(32,351)	(1,698,003)	102,878

Total Increase (Decrease) in Net Assets	(31,294)	1,990,192	39,302	3,759,523	744,680

Net Assets as of December 31, 2020:	$263,918	$13,376,468	$657,539	$28,215,417	$6,226,996

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Core Bond Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount	TA JPMorgan Mid Cap Value Initial Class Subaccount

Net Assets as of December 31, 2018:	$20,454,740	$606,005	$366,700	$1,148,396	$320,078

Investment Income:
Reinvested Dividends	493,092	17,982	4,747	27,926	5,134
Investment Expense:
Mortality and Expense Risk and Administrative Charges	160,172	5,725	3,140	9,832	2,729

Net Investment Income (Loss)	332,920	12,257	1,607	18,094	2,405

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,898,020	-	46,646	98,095	33,239
Realized Gain (Loss) on Investments	475,868	5,202	30,625	19,657	(4,417)

Net Realized Capital Gains (Losses) on Investments	2,373,888	5,202	77,271	117,752	28,822
Net Change in Unrealized Appreciation (Depreciation)	1,178,933	32,456	26,851	52,751	49,002

Net Gain (Loss) on Investment	3,552,821	37,658	104,122	170,503	77,824

Net Increase (Decrease) in Net Assets Resulting from Operations	3,885,741	49,915	105,729	188,597	80,229

Increase (Decrease) in Net Assets from Contract Transactions	(475,286)	27,339	(39,205)	(54,524)	(10,641)

Total Increase (Decrease) in Net Assets	3,410,455	77,254	66,524	134,073	69,588

Net Assets as of December 31, 2019:	$23,865,195	$683,259	$433,224	$1,282,469	$389,666

Investment Income:
Reinvested Dividends	475,644	28,023	6,120	33,862	4,121
Investment Expense:
Mortality and Expense Risk and Administrative Charges	143,268	5,737	2,603	9,523	2,393

Net Investment Income (Loss)	332,376	22,286	3,517	24,339	1,728

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,199,759	1,970	33,799	114	12,391
Realized Gain (Loss) on Investments	(30,310)	6,166	10,535	3,499	(12,771)

Net Realized Capital Gains (Losses) on Investments	1,169,449	8,136	44,334	3,613	(380)
Net Change in Unrealized Appreciation (Depreciation)	1,765,419	14,677	25,173	143,011	(2,797)

Net Gain (Loss) on Investment	2,934,868	22,813	69,507	146,624	(3,177)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,267,244	45,099	73,024	170,963	(1,449)

Increase (Decrease) in Net Assets from Contract Transactions	(1,087,685)	(7,409)	(28,997)	(29,506)	(17,175)

Total Increase (Decrease) in Net Assets	2,179,559	37,690	44,027	141,457	(18,624)

Net Assets as of December 31, 2020:	$26,044,754	$720,949	$477,251	$1,423,926	$371,042

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA Managed Risk - Balanced ETF Initial Class Subaccount	TA Managed Risk - Conservative ETF Initial Class Subaccount	TA Managed Risk -Growth ETF Initial Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$1,118,296	$78,325	$-	$201,021	$2,978,907

Investment Income:
Reinvested Dividends	25,274	995	-	3,484	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,948	439	-	1,319	27,970

Net Investment Income (Loss)	17,326	556	-	2,165	(27,970)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,430	1,168	-	14,940	306,200
Realized Gain (Loss) on Investments	24,967	2,599	-	6,121	5,707

Net Realized Capital Gains (Losses) on Investments	38,397	3,767	-	21,061	311,907
Net Change in Unrealized Appreciation (Depreciation)	66,143	5,045	-	11,501	450,173

Net Gain (Loss) on Investment	104,540	8,812	-	32,562	762,080

Net Increase (Decrease) in Net Assets Resulting from Operations	121,866	9,368	-	34,727	734,110

Increase (Decrease) in Net Assets from Contract Transactions	(180,233)	(40,637)	-	(50,339)	475,432

Total Increase (Decrease) in Net Assets	(58,367)	(31,269)	-	(15,612)	1,209,542

Net Assets as of December 31, 2019:	$1,059,929	$47,056	$-	$185,409	$4,188,449

Investment Income:
Reinvested Dividends	26,159	649	-	4,213	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,663	292	-	1,233	45,213

Net Investment Income (Loss)	18,496	357	-	2,980	(45,213)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,769	354	-	4,994	240,150
Realized Gain (Loss) on Investments	4,836	(1,229)	-	1,338	543,498

Net Realized Capital Gains (Losses) on Investments	31,605	(875)	-	6,332	783,648
Net Change in Unrealized Appreciation (Depreciation)	69,989	(227)	-	(1,924)	3,939,466

Net Gain (Loss) on Investment	101,594	(1,102)	-	4,408	4,723,114

Net Increase (Decrease) in Net Assets Resulting from Operations	120,090	(745)	-	7,388	4,677,901

Increase (Decrease) in Net Assets from Contract Transactions	(24,301)	(15,666)	-	3,033	(427,056)

Total Increase (Decrease) in Net Assets	95,789	(16,411)	-	10,421	4,250,845

Net Assets as of December 31, 2020:	$1,155,718	$30,645	$-	$195,830	$8,439,294

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Morgan Stanley Global Allocation Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA PIMCO Tactical - Balanced Initial Class Subaccount	TA PIMCO Tactical - Conservative Initial Class Subaccount	TA PIMCO Tactical -Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$134,728	$1,072,619	$194,565	$211,529	$327,237

Investment Income:
Reinvested Dividends	2,867	19,171	945	881	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,651	8,600	1,695	2,442	3,274

Net Investment Income (Loss)	1,216	10,571	(750)	(1,561)	(3,274)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,655	72,688	-	-	-
Realized Gain (Loss) on Investments	(1,004)	20,243	2,436	649	4,122

Net Realized Capital Gains (Losses) on Investments	8,651	92,931	2,436	649	4,122
Net Change in Unrealized Appreciation (Depreciation)	12,556	117,799	35,363	36,363	66,698

Net Gain (Loss) on Investment	21,207	210,730	37,799	37,012	70,820

Net Increase (Decrease) in Net Assets Resulting from Operations	22,423	221,301	37,049	35,451	67,546

Increase (Decrease) in Net Assets from Contract Transactions	(4,625)	(27,889)	(484)	(5,218)	(19,749)

Total Increase (Decrease) in Net Assets	17,798	193,412	36,565	30,233	47,797

Net Assets as of December 31, 2019:	$152,526	$1,266,031	$231,130	$241,762	$375,034

Investment Income:
Reinvested Dividends	3,374	20,758	8,002	4,069	16,024
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,835	8,471	1,513	2,373	3,288

Net Investment Income (Loss)	1,539	12,287	6,489	1,696	12,736

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,653	53,256	14,467	16,103	31,889
Realized Gain (Loss) on Investments	2,980	21,406	5,552	8,984	4,039

Net Realized Capital Gains (Losses) on Investments	13,633	74,662	20,019	25,087	35,928
Net Change in Unrealized Appreciation (Depreciation)	12,824	102,716	(7,460)	(5,450)	(16,433)

Net Gain (Loss) on Investment	26,457	177,378	12,559	19,637	19,495

Net Increase (Decrease) in Net Assets Resulting from Operations	27,996	189,665	19,048	21,333	32,231

Increase (Decrease) in Net Assets from Contract Transactions	(9,009)	39,480	(10,150)	(17,954)	4,381

Total Increase (Decrease) in Net Assets	18,987	229,145	8,898	3,379	36,612

Net Assets as of December 31, 2020:	$171,513	$1,495,176	$240,028	$245,141	$411,646

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA PIMCO Total Return Initial Class Subaccount	TA QS Investors Active Asset Allocation -Conservative Initial Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Initial Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$391,010	$42,574	$81,064	$1,253,698

Investment Income:
Reinvested Dividends	11,579	1,061	1,518	25,860
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,813	496	623	12,121

Net Investment Income (Loss)	6,766	565	895	13,739
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,523	4,998	87,469
Realized Gain (Loss) on Investments	945	37	953	8,643

Net Realized Capital Gains (Losses) on Investments	945	3,560	5,951	96,112
Net Change in Unrealized Appreciation (Depreciation)	15,451	388	1,062	22,752

Net Gain (Loss) on Investment	16,396	3,948	7,013	118,864
Net Increase (Decrease) in Net Assets Resulting from Operations	23,162	4,513	7,908	132,603

Increase (Decrease) in Net Assets from Contract Transactions	59,891	2,610	(11,248)	(51,079)

Total Increase (Decrease) in Net Assets	83,053	7,123	(3,340)	81,524

Net Assets as of December 31, 2019:	$474,063	$49,697	$77,724	$1,335,222

Investment Income:
Reinvested Dividends	40,714	1,121	1,485	26,342
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,912	541	531	10,906

Net Investment Income (Loss)	34,802	580	954	15,436
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,205	727	1,283	24,874
Realized Gain (Loss) on Investments	4,475	335	(1,223)	(3,665)

Net Realized Capital Gains (Losses) on Investments	8,680	1,062	60	21,209
Net Change in Unrealized Appreciation (Depreciation)	4,802	1,484	291	(78,545)

Net Gain (Loss) on Investment	13,482	2,546	351	(57,336)
Net Increase (Decrease) in Net Assets Resulting from Operations	48,284	3,126	1,305	(41,900)

Increase (Decrease) in Net Assets from Contract Transactions	44,931	1,133	(4,646)	(11,716)

Total Increase (Decrease) in Net Assets	93,215	4,259	(3,341)	(53,616)

Net Assets as of December 31, 2020:	$567,278	$53,956	$74,383	$1,281,606

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Small/Mid Cap Value Initial Class	TA T. Rowe Price Small Cap Initial Class	TA WMC US Growth Initial Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$4,592,982	$1,697,521	$16,883,619

Investment Income:
Reinvested Dividends	51,613	-	26,665
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,322	15,420	148,502

Net Investment Income (Loss)	8,291	(15,420)	(121,837)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	411,118	229,709	1,736,486
Realized Gain (Loss) on Investments	(26,212)	667	109,307

Net Realized Capital Gains (Losses) on Investments	384,906	230,376	1,845,793
Net Change in Unrealized Appreciation (Depreciation)	710,744	313,019	4,793,168

Net Gain (Loss) on Investment	1,095,650	543,395	6,638,961

Net Increase (Decrease) in Net Assets Resulting from Operations	1,103,941	527,975	6,517,124

Increase (Decrease) in Net Assets from Contract Transactions	(144,806)	43,788	(390,618)

Total Increase (Decrease) in Net Assets	959,135	571,763	6,126,506

Net Assets as of December 31, 2019:	$5,552,117	$2,269,284	$23,010,125

Investment Income:
Reinvested Dividends	52,510	-	26,390
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,554	15,385	177,501

Net Investment Income (Loss)	16,956	(15,385)	(151,111)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	182,969	147,448	1,921,247
Realized Gain (Loss) on Investments	(269,239)	(52,692)	257,768

Net Realized Capital Gains (Losses) on Investments	(86,270)	94,756	2,179,015
Net Change in Unrealized Appreciation (Depreciation)	131,672	341,812	5,950,424

Net Gain (Loss) on Investment	45,402	436,568	8,129,439

Net Increase (Decrease) in Net Assets Resulting from Operations	62,358	421,183	7,978,328

Increase (Decrease) in Net Assets from Contract Transactions	(374,327)	126,117	(1,237,178)

Total Increase (Decrease) in Net Assets	(311,969)	547,300	6,741,150

Net Assets as of December 31, 2020:	$5,240,148	$2,816,584	$29,751,275

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

1. Organization

The TFLIC Series Life Account (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TFLIC Financial Freedom Builder, TFLIC Freedom Elite Builder, TFLIC Freedom Elite Builder II, and TFLIC Freedom Wealth Protector.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund	AB Variable Products Series Fund
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
Access One Trust	Access One Trust
Access VP High Yield	Access VP High Yield
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund - Service Class 2
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraNASDAQ-100	ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities

19

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock Tactical Allocation Initial Class	Transamerica BlackRock Tactical Allocation VP Initial Class
TA International Growth Initial Class	Transamerica International Growth VP Initial Class
TA Janus Balanced Initial Class	Transamerica Janus Balanced VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Core Bond Initial Class	Transamerica JPMorgan Core Bond VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA Managed Risk - Balanced ETF Initial Class	Transamerica Managed Risk - Balanced ETF VP Initial Class
TA Managed Risk - Conservative ETF Initial Class	Transamerica Managed Risk - Conservative ETF VP Initial Class
TA Managed Risk - Growth ETF Initial Class	Transamerica Managed Risk - Growth ETF VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Global Allocation Initial Class	Transamerica Morgan Stanley Global Allocation VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA PIMCO Tactical - Balanced Initial Class	Transamerica PIMCO Tactical - Balanced VP Initial Class
TA PIMCO Tactical - Conservative Initial Class	Transamerica PIMCO Tactical - Conservative VP Initial Class
TA PIMCO Tactical - Growth Initial Class	Transamerica PIMCO Tactical - Growth VP Initial Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA QS Investors Active Asset Allocation - Conservative Initial Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Initial Class
TA QS Investors Active Asset Allocation - Moderate Initial Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Initial Class
TA QS Investors Active Asset Allocation - Moderate Growth Initial Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
TA Aegon Sustainable Equity Income Initial Class	TA Barrow Hanley Dividend Focused Initial Class
TA International Growth Initial Class	TA Greystone International Growth Initial Class
TA Morgan Stanley Global Allocation Initial Class	TA BlackRock Global Allocation Initial Class

20

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

21

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales

AB Balanced Wealth Strategy Class B Shares	$13,052	$19,969

Access VP High Yield	34,887	48,565

American Funds - Growth Class 2 Shares	252	-

American Funds - Growth-Income Class 2 Shares	1,192	827

American Funds - International Class 2 Shares	743	764

Fidelity® VIP Contrafund® Service Class 2	36,585	69,674

Fidelity® VIP Equity-Income Service Class 2	67,003	83,555

Fidelity® VIP Growth Opportunities Service Class 2	134,185	89,328

Fidelity® VIP Index 500 Service Class 2	933,613	1,348,886

Franklin Allocation Class 4 Shares	40,755	25,208

ProFund VP Asia 30	404,095	517,014

ProFund VP Basic Materials	84,281	65,700

ProFund VP Bull	60,157	2,550

ProFund VP Consumer Services	83,031	19,422

ProFund VP Emerging Markets	428,779	667,372

ProFund VP Europe 30	1,642	1,231

ProFund VP Falling U.S. Dollar	358,619	244,496

ProFund VP Financials	83,567	66,270

ProFund VP Government Money Market	812,705	804,288

ProFund VP International	655	317

ProFund VP Japan	35,653	35,682

ProFund VP Mid-Cap	110,038	60,874

ProFund VP NASDAQ-100	1,423,314	600,687

ProFund VP Oil & Gas	993,560	858,194

ProFund VP Pharmaceuticals	81,532	103,187

ProFund VP Precious Metals	581,789	479,889

ProFund VP Short Emerging Markets	84,551	89,711

ProFund VP Short International	81	3

ProFund VP Short NASDAQ-100	607,015	631,233

ProFund VP Short Small-Cap	753,000	873,788

ProFund VP Small-Cap	195,421	223,491

ProFund VP Small-Cap Value	154,025	156,293

ProFund VP Telecommunications	15,035	4,225

ProFund VP U.S. Government Plus	257,667	172,456

ProFund VP UltraNASDAQ-100	1,743,877	1,532,769

ProFund VP UltraSmall-Cap	1,096,739	855,249

22

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales

ProFund VP Utilities	$178,472	$295,207

TA Aegon High Yield Bond Initial Class	160,997	161,880

TA Aegon Sustainable Equity Income Initial Class	315,846	204,793

TA Aegon U.S. Government Securities Initial Class	83,418	31,299

TA BlackRock Global Real Estate Securities Initial Class	298,580	182,120

TA BlackRock Government Money Market Initial Class	774,108	243,960

TA BlackRock iShares Edge 40 Initial Class	9,314	9,050

TA BlackRock Tactical Allocation Initial Class	375,620	344,497

TA International Growth Initial Class	315,263	401,386

TA Janus Balanced Initial Class	281,445	296,187

TA Janus Mid-Cap Growth Initial Class	2,227,115	1,405,931

TA JPMorgan Asset Allocation - Conservative Initial Class	328,186	331,659

TA JPMorgan Asset Allocation - Growth Initial Class	6,174,131	5,765,806

TA JPMorgan Asset Allocation - Moderate Initial Class	1,487,625	1,130,550

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	6,399,178	5,954,730

TA JPMorgan Core Bond Initial Class	252,098	235,251

TA JPMorgan Enhanced Index Initial Class	224,210	215,891

TA JPMorgan International Moderate Growth Initial Class	187,194	192,246

TA JPMorgan Mid Cap Value Initial Class	23,709	26,766

TA JPMorgan Tactical Allocation Initial Class	131,631	110,667

TA Managed Risk - Balanced ETF Initial Class	26,940	41,859

TA Managed Risk - Conservative ETF Initial Class	-	-

TA Managed Risk - Growth ETF Initial Class	85,800	74,791

TA Morgan Stanley Capital Growth Initial Class	1,498,920	1,731,024

TA Morgan Stanley Global Allocation Initial Class	52,014	48,829

TA Multi-Managed Balanced Initial Class	289,089	184,067

TA PIMCO Tactical - Balanced Initial Class	103,545	92,738

TA PIMCO Tactical - Conservative Initial Class	92,640	92,794

TA PIMCO Tactical - Growth Initial Class	159,863	110,858

TA PIMCO Total Return Initial Class	999,731	915,792

TA QS Investors Active Asset Allocation - Conservative Initial Class	33,537	31,098

TA QS Investors Active Asset Allocation - Moderate Initial Class	10,128	12,537

TA QS Investors Active Asset Allocation - Moderate Growth Initial Class	305,604	277,013

TA Small/Mid Cap Value Initial Class	844,283	1,018,683

TA T. Rowe Price Small Cap Initial Class	1,164,307	906,126

TA WMC US Growth Initial Class	2,870,382	2,337,409

23

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	384	(862)	(478)	150	(184)	(34)
Access VP High Yield	1,485	(2,403)	(918)	5,245	(4,699)	546
American Funds - Growth Class 2 Shares	9	-	9	7	-	7
American Funds - Growth-Income Class 2 Shares	59	(43)	16	58	(54)	4
American Funds - International Class 2 Shares	59	(57)	2	46	(71)	(25)
Fidelity® VIP Contrafund® Service Class 2	933	(1,718)	(785)	563	(1,036)	(473)
Fidelity® VIP Equity-Income Service Class 2	1,651	(3,306)	(1,655)	1,940	(2,023)	(83)
Fidelity® VIP Growth Opportunities Service Class 2	3,417	(2,742)	675	2,535	(3,161)	(626)
Fidelity® VIP Index 500 Service Class 2	28,110	(39,977)	(11,867)	24,001	(24,000)	1
Franklin Allocation Class 4 Shares	1,197	(1,009)	188	536	(407)	129
ProFund VP Asia 30	31,067	(44,804)	(13,737)	65,784	(46,499)	19,285
ProFund VP Basic Materials	6,322	(5,404)	918	22,880	(20,020)	2,860
ProFund VP Bull	3,301	(85)	3,216	926	(4,468)	(3,542)
ProFund VP Consumer Services	602	(510)	92	1,634	(2,287)	(653)
ProFund VP Emerging Markets	51,674	(77,292)	(25,618)	77,012	(53,742)	23,270
ProFund VP Europe 30	178	(131)	47	18,031	(19,646)	(1,615)
ProFund VP Falling U.S. Dollar	59,191	(40,708)	18,483	5,630	(316)	5,314
ProFund VP Financials	4,746	(4,864)	(118)	5,039	(9,250)	(4,211)
ProFund VP Government Money Market	82,983	(81,903)	1,080	50,896	(115,518)	(64,622)
ProFund VP International	58	(29)	29	96	(116)	(20)
ProFund VP Japan	3,321	(3,321)	-	11,467	(14,048)	(2,581)
ProFund VP Mid-Cap	3,661	(2,978)	683	12,603	(14,211)	(1,608)
ProFund VP NASDAQ-100	24,123	(11,093)	13,030	13,960	(9,686)	4,274
ProFund VP Oil & Gas	221,810	(186,989)	34,821	39,061	(39,909)	(848)
ProFund VP Pharmaceuticals	3,627	(4,480)	(853)	2,823	(3,520)	(697)
ProFund VP Precious Metals	96,922	(81,731)	15,191	33,955	(30,687)	3,268
ProFund VP Short Emerging Markets	24,756	(26,101)	(1,345)	49,085	(52,441)	(3,356)

24

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Unit (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP Short International	23	-	23	322	(309)	13
ProFund VP Short NASDAQ-100	904,178	(943,423)	(39,245)	119,946	(94,513)	25,433
ProFund VP Short Small-Cap	544,668	(598,892)	(54,224)	98,341	(15,289)	83,052
ProFund VP Small-Cap	8,684	(10,579)	(1,895)	9,192	(2,255)	6,937
ProFund VP Small-Cap Value	7,177	(7,603)	(426)	6,364	(1,321)	5,043
ProFund VP Telecommunications	1,299	(286)	1,013	183	(668)	(485)
ProFund VP U.S. Government Plus	10,700	(7,088)	3,612	21,394	(29,646)	(8,252)
ProFund VP UltraNASDAQ-100	18,990	(18,953)	37	3,393	(6,453)	(3,060)
ProFund VP UltraSmall-Cap	62,169	(49,995)	12,174	11,577	(11,469)	108
ProFund VP Utilities	6,911	(15,086)	(8,175)	31,385	(26,138)	5,247
TA Aegon High Yield Bond Initial Class	4,456	(6,464)	(2,008)	6,390	(3,992)	2,398
TA Aegon Sustainable Equity Income Initial Class	6,109	(8,269)	(2,160)	26,108	(31,041)	(4,933)
TA Aegon U.S. Government Securities Initial Class	5,166	(2,033)	3,133	11,926	(12,527)	(601)
TA BlackRock Global Real Estate Securities Initial Class	5,016	(7,057)	(2,041)	6,413	(5,986)	427
TA BlackRock Government Money Market Initial Class	68,765	(21,681)	47,084	25,277	(49,092)	(23,815)
TA BlackRock iShares Edge 40 Initial Class	414	(460)	(46)	328	(606)	(278)
TA BlackRock Tactical Allocation Initial Class	15,530	(20,756)	(5,226)	9,374	(10,988)	(1,614)
TA International Growth Initial Class	20,158	(24,678)	(4,520)	29,841	(32,195)	(2,354)
TA Janus Balanced Initial Class	13,660	(16,934)	(3,274)	8,930	(6,914)	2,016
TA Janus Mid-Cap Growth Initial Class	34,933	(38,363)	(3,430)	52,509	(64,293)	(11,784)
TA JPMorgan Asset Allocation - Conservative Initial Class	15,259	(15,615)	(356)	7,765	(7,895)	(130)
TA JPMorgan Asset Allocation - Growth Initial Class	154,834	(216,267)	(61,433)	218,024	(250,319)	(32,295)
TA JPMorgan Asset Allocation - Moderate Initial Class	53,252	(47,552)	5,700	60,087	(61,407)	(1,320)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	198,504	(236,129)	(37,625)	202,774	(213,637)	(10,863)
TA JPMorgan Core Bond Initial Class	12,187	(12,845)	(658)	14,528	(12,336)	2,192
TA JPMorgan Enhanced Index Initial Class	5,367	(6,362)	(995)	6,948	(8,191)	(1,243)
TA JPMorgan International Moderate Growth Initial Class	11,775	(14,126)	(2,351)	13,380	(17,627)	(4,247)

25

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Unit (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA JPMorgan Mid Cap Value Initial Class	256	(816)	(560)	264	(526)	(262)
TA JPMorgan Tactical Allocation Initial Class	5,130	(6,150)	(1,020)	28,559	(37,462)	(8,903)
TA Managed Risk - Balanced ETF Initial Class	1,605	(2,661)	(1,056)	3,742	(6,418)	(2,676)
TA Managed Risk - Conservative ETF Initial Class	-	-	-	-	-	-
TA Managed Risk - Growth ETF Initial Class	4,479	(4,332)	147	3,758	(6,866)	(3,108)
TA Morgan Stanley Capital Growth Initial Class	18,556	(24,022)	(5,466)	30,076	(18,487)	11,589
TA Morgan Stanley Global Allocation Initial Class	2,586	(3,000)	(414)	1,951	(2,291)	(340)
TA Multi-Managed Balanced Initial Class	6,700	(5,524)	1,176	6,160	(6,990)	(830)
TA PIMCO Tactical - Balanced Initial Class	5,006	(5,755)	(749)	2,456	(2,510)	(54)
TA PIMCO Tactical - Conservative Initial Class	4,775	(6,120)	(1,345)	2,837	(3,147)	(310)
TA PIMCO Tactical - Growth Initial Class	7,095	(6,896)	199	4,836	(6,219)	(1,383)
TA PIMCO Total Return Initial Class	53,105	(49,417)	3,688	48,652	(45,422)	3,230
TA QS Investors Active Asset Allocation - Conservative Initial Class	2,321	(2,235)	86	486	(278)	208
TA QS Investors Active Asset Allocation - Moderate Initial Class	555	(928)	(373)	2,119	(2,994)	(875)
TA QS Investors Active Asset Allocation - Moderate Growth Initial Class	19,275	(20,871)	(1,596)	24,231	(27,920)	(3,689)
TA Small/Mid Cap Value Initial Class	16,118	(26,880)	(10,762)	25,581	(29,118)	(3,537)
TA T. Rowe Price Small Cap Initial Class	21,088	(20,699)	389	19,425	(18,812)	613
TA WMC US Growth Initial Class	22,858	(52,605)	(29,747)	49,147	(60,136)	(10,989)

26

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$9,228	$(19,343)	$(10,115)	$3,357	$(4,018)	$(661)
Access VP High Yield	30,608	(48,041)	(17,433)	105,631	(95,791)	9,840
American Funds - Growth Class 2 Shares	221	-	221	136	-	136
American Funds - Growth-Income Class 2 Shares	1,072	(828)	244	976	(915)	61
American Funds - International Class 2 Shares	732	(762)	(30)	568	(899)	(331)
Fidelity® VIP Contrafund® Service Class 2	34,062	(65,882)	(31,820)	17,048	(32,057)	(15,009)
Fidelity® VIP Equity-Income Service Class 2	40,275	(81,532)	(41,257)	47,970	(51,680)	(3,710)
Fidelity® VIP Growth Opportunities Service Class 2	106,847	(86,796)	20,051	70,881	(86,045)	(15,164)
Fidelity® VIP Index 500 Service Class 2	894,981	(1,334,290)	(439,309)	715,019	(708,790)	6,229
Franklin Allocation Class 4 Shares	30,226	(24,996)	5,230	12,227	(9,204)	3,023
ProFund VP Asia 30	352,518	(514,001)	(161,483)	657,300	(450,223)	207,077
ProFund VP Basic Materials	75,961	(65,243)	10,718	264,562	(231,575)	32,987
ProFund VP Bull	55,813	(2,031)	53,782	20,099	(99,688)	(79,589)
ProFund VP Consumer Services	22,038	(18,410)	3,628	50,189	(68,693)	(18,504)
ProFund VP Emerging Markets	427,812	(666,620)	(238,808)	586,172	(391,510)	194,662
ProFund VP Europe 30	1,526	(1,199)	327	177,402	(196,371)	(18,969)
ProFund VP Falling U.S. Dollar	358,625	(244,402)	114,223	33,142	(1,826)	31,316
ProFund VP Financials	72,119	(65,303)	6,816	71,052	(125,348)	(54,296)
ProFund VP Government Money Market	812,787	(803,098)	9,689	500,147	(1,121,211)	(621,064)
ProFund VP International	613	(247)	366	942	(1,011)	(69)
ProFund VP Japan	35,656	(35,679)	(23)	145,263	(175,601)	(30,338)
ProFund VP Mid-Cap	76,910	(60,414)	16,496	254,888	(282,606)	(27,718)
ProFund VP NASDAQ-100	1,296,918	(591,012)	705,906	590,971	(413,736)	177,235
ProFund VP Oil & Gas	978,546	(855,775)	122,771	293,279	(294,184)	(905)
ProFund VP Pharmaceuticals	81,802	(101,429)	(19,627)	59,384	(71,888)	(12,504)
ProFund VP Precious Metals	581,571	(477,992)	103,579	129,764	(110,762)	19,002
ProFund VP Short Emerging Markets	84,551	(89,693)	(5,142)	164,111	(166,699)	(2,588)

27

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP Short International	$75	$-	$75	$1,118	$(1,038)	$80
ProFund VP Short NASDAQ-100	606,916	(631,112)	(24,196)	126,465	(102,676)	23,789
ProFund VP Short Small-Cap	752,676	(873,526)	(120,850)	143,923	(21,865)	122,058
ProFund VP Small-Cap	192,091	(222,913)	(30,822)	193,032	(43,932)	149,100
ProFund VP Small-Cap Value	147,055	(155,955)	(8,900)	137,751	(27,395)	110,356
ProFund VP Telecommunications	14,702	(3,843)	10,859	2,611	(9,128)	(6,517)
ProFund VP U.S. Government Plus	253,356	(171,992)	81,364	376,956	(529,276)	(152,320)
ProFund VP UltraNASDAQ-100	1,531,878	(1,528,047)	3,831	188,695	(371,486)	(182,791)
ProFund VP UltraSmall-Cap	1,068,164	(854,367)	213,797	254,805	(266,495)	(11,690)
ProFund VP Utilities	136,289	(294,186)	(157,897)	610,109	(494,485)	115,624
TA Aegon High Yield Bond Initial Class	105,886	(157,410)	(51,524)	153,006	(99,687)	53,319
TA Aegon Sustainable Equity Income Initial Class	144,922	(198,801)	(53,879)	703,644	(869,081)	(165,437)
TA Aegon U.S. Government Securities Initial Class	81,666	(30,799)	50,867	179,545	(189,628)	(10,083)
TA BlackRock Global Real Estate Securities Initial Class	113,818	(178,391)	(64,573)	149,071	(201,720)	(52,649)
TA BlackRock Government Money Market Initial Class	773,930	(238,476)	535,454	281,974	(537,337)	(255,363)
TA BlackRock iShares Edge 40 Initial Class	8,220	(8,789)	(569)	5,915	(11,226)	(5,311)
TA BlackRock Tactical Allocation Initial Class	258,465	(339,698)	(81,233)	141,972	(165,218)	(23,246)
TA International Growth Initial Class	283,330	(393,663)	(110,333)	410,906	(457,347)	(46,441)
TA Janus Balanced Initial Class	268,225	(294,507)	(26,282)	162,117	(125,333)	36,784
TA Janus Mid-Cap Growth Initial Class	1,322,589	(1,354,661)	(32,072)	1,735,004	(2,112,015)	(377,011)
TA JPMorgan Asset Allocation - Conservative Initial Class	296,441	(328,792)	(32,351)	147,294	(155,547)	(8,253)
TA JPMorgan Asset Allocation - Growth Initial Class	3,988,222	(5,686,225)	(1,698,003)	5,130,296	(6,025,421)	(895,125)
TA JPMorgan Asset Allocation - Moderate Initial Class	1,214,971	(1,112,093)	102,878	1,251,057	(1,347,126)	(96,069)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	4,787,021	(5,874,706)	(1,087,685)	4,477,815	(4,953,101)	(475,286)
TA JPMorgan Core Bond Initial Class	223,858	(231,267)	(7,409)	261,503	(234,164)	27,339
TA JPMorgan Enhanced Index Initial Class	184,879	(213,876)	(28,997)	210,267	(249,472)	(39,205)

28

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA JPMorgan International Moderate Growth Initial Class	$157,707	$(187,213)	$(29,506)	$174,812	$(229,336)	$(54,524)
TA JPMorgan Mid Cap Value Initial Class	7,202	(24,377)	(17,175)	8,763	(19,404)	(10,641)
TA JPMorgan Tactical Allocation Initial Class	81,745	(106,046)	(24,301)	458,185	(638,418)	(180,233)
TA Managed Risk - Balanced ETF Initial Class	25,939	(41,605)	(15,666)	57,772	(98,409)	(40,637)
TA Managed Risk - Conservative ETF Initial Class	-	-	-	-	-	-
TA Managed Risk - Growth ETF Initial Class	76,831	(73,798)	3,033	60,349	(110,688)	(50,339)
TA Morgan Stanley Capital Growth Initial Class	1,273,587	(1,700,643)	(427,056)	1,376,167	(900,735)	475,432
TA Morgan Stanley Global Allocation Initial Class	38,356	(47,365)	(9,009)	25,824	(30,449)	(4,625)
TA Multi-Managed Balanced Initial Class	218,028	(178,548)	39,480	178,422	(206,311)	(27,889)
TA PIMCO Tactical - Balanced Initial Class	81,362	(91,512)	(10,150)	36,754	(37,238)	(484)
TA PIMCO Tactical - Conservative Initial Class	73,143	(91,097)	(17,954)	39,455	(44,673)	(5,218)
TA PIMCO Tactical - Growth Initial Class	112,855	(108,474)	4,381	71,143	(90,892)	(19,749)
TA PIMCO Total Return Initial Class	957,048	(912,117)	44,931	855,372	(795,481)	59,891
TA QS Investors Active Asset Allocation - Conservative Initial Class	31,776	(30,643)	1,133	6,230	(3,620)	2,610
TA QS Investors Active Asset Allocation - Moderate Initial Class	7,397	(12,043)	(4,646)	28,410	(39,658)	(11,248)
TA QS Investors Active Asset Allocation - Moderate Growth Initial Class	258,645	(270,361)	(11,716)	325,846	(376,925)	(51,079)
TA Small/Mid Cap Value Initial Class	624,575	(998,902)	(374,327)	1,082,495	(1,227,301)	(144,806)
TA T. Rowe Price Small Cap Initial Class	1,023,203	(897,086)	126,117	856,876	(813,088)	43,788
TA WMC US Growth Initial Class	986,449	(2,223,627)	(1,237,178)	1,745,965	(2,136,583)	(390,618)

29

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Wealth Strategy Class B Shares
12/31/2020	2,824	$26.16	to	$23.51	$71,504	2.26%	0.30%	to	1.50%	8.93%	to	7.64%
12/31/2019	3,302	24.02	to	21.84	76,236	2.32	0.30	to	1.50	17.85	to	16.46
12/31/2018	3,336	20.38	to	18.76	65,731	1.80	0.30	to	1.50	(6.69)	to	(7.80)
12/31/2017	4,241	21.84	to	20.34	90,303	1.66	0.30	to	1.50	14.93	to	13.92
12/31/2016	4,151	18.98	to	17.86	77,207	1.94	0.60	to	1.50	3.82	to	2.90
Access VP High Yield
12/31/2020	3,317	21.23	to	20.02	69,038	5.86	0.30	to	1.50	(0.36)	to	(1.54)
12/31/2019	4,235	21.30	to	20.33	88,227	4.77	0.30	to	1.50	12.09	to	10.77
12/31/2018	3,689	19.00	to	18.35	68,783	2.62	0.30	to	1.50	(0.91)	to	(2.09)
12/31/2017	2,800	19.18	to	18.75	52,745	3.92	0.30	to	1.50	4.17	to	3.25
12/31/2016	2,478	18.39	to	18.16	44,958	2.90	0.60	to	1.50	8.35	to	7.39
American Funds - Growth Class 2 Shares											to
12/31/2020	50	32.62	to	32.62	1,634	0.32	0.00	to	0.00	52.08	to	52.08
12/31/2019	41	21.45	to	21.45	875	0.82	0.00	to	0.00	30.77	to	30.77
12/31/2018	34	16.40	to	16.40	551	0.46	0.00	to	0.00	(0.25)	to	(0.25)
12/31/2017	28	16.44	to	16.44	459	0.42	0.00	to	0.00	28.29	to	28.29
12/31/2016	76	12.82	to	12.82	975	0.72	0.00	to	0.00	9.49	to	9.49
American Funds - Growth-Income Class 2 Shares
12/31/2020	184	21.19	to	21.19	3,893	1.48	0.00	to	0.00	13.55	to	13.55
12/31/2019	168	18.66	to	18.66	3,127	1.75	0.00	to	0.00	26.14	to	26.14
12/31/2018	164	14.79	to	14.79	2,427	1.60	0.00	to	0.00	(1.79)	to	(1.79)
12/31/2017	116	15.06	to	15.06	1,746	1.49	0.00	to	0.00	22.38	to	22.38
12/31/2016	99	12.31	to	12.31	1,224	1.66	0.00	to	0.00	11.52	to	11.52
American Funds - International Class 2 Shares
12/31/2020	131	15.45	to	15.45	2,031	0.73	0.00	to	0.00	13.97	to	13.97
12/31/2019	129	13.55	to	13.55	1,753	1.45	0.00	to	0.00	22.88	to	22.88
12/31/2018	154	11.03	to	11.03	1,702	1.90	0.00	to	0.00	(13.13)	to	(13.13)
12/31/2017	115	12.70	to	12.70	1,466	1.32	0.00	to	0.00	32.14	to	32.14
12/31/2016	100	9.61	to	9.61	965	1.57	0.00	to	0.00	3.53	to	3.53
Fidelity® VIP Contrafund® Service Class 2
12/31/2020	22,734	43.89	to	42.79	982,869	0.08	0.30	to	0.90	29.84	to	29.07
12/31/2019	23,519	33.80	to	33.15	786,557	0.22	0.30	to	0.90	30.88	to	30.10
12/31/2018	23,992	25.82	to	25.48	615,781	0.44	0.30	to	0.90	(6.92)	to	(7.48)
12/31/2017	24,277	27.74	to	27.54	672,342	0.77	0.30	to	0.90	20.68	to	20.51
12/31/2016	27,055	22.95	to	22.85	619,930	0.64	0.75	to	0.90	6.93	to	6.77
Fidelity® VIP Equity-Income Service Class 2
12/31/2020	16,655	28.56	to	27.84	468,705	1.57	0.30	to	0.90	6.12	to	5.49
12/31/2019	18,310	26.91	to	26.39	487,637	1.90	0.30	to	0.90	26.73	to	25.97
12/31/2018	18,393	21.23	to	20.95	388,203	2.09	0.30	to	0.90	(8.81)	to	(9.36)
12/31/2017	18,577	23.29	to	23.11	431,704	1.54	0.30	to	0.90	11.81	to	11.65
12/31/2016	18,816	20.79	to	20.70	390,504	2.17	0.75	to	0.90	16.84	to	16.66
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2020	14,248	51.87	to	50.57	728,844	-	0.30	to	0.90	67.73	to	66.73
12/31/2019	13,573	30.93	to	30.33	415,722	-	0.30	to	0.90	40.07	to	39.24
12/31/2018	14,199	22.08	to	21.78	311,739	0.08	0.30	to	0.90	11.87	to	11.20
12/31/2017	15,581	19.74	to	19.59	306,899	0.10	0.30	to	0.90	33.18	to	32.98
12/31/2016	15,440	14.79	to	14.73	228,115	0.05	0.75	to	0.90	(0.68)	to	(0.83)

30

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

5.    Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Index 500 Service Class 2
12/31/2020	71,670	$41.66	to	$41.89	$2,879,053	1.45%	0.00%	to	1.50%	17.95%	to	16.20%
12/31/2019	83,537	35.32	to	36.05	2,858,053	1.78	0.00	to	1.50	31.02	to	29.08
12/31/2018	83,536	26.96	to	27.93	2,190,913	1.65	0.00	to	1.50	(4.73)	to	(6.15)
12/31/2017	69,694	28.30	to	29.75	1,941,466	1.60	0.00	to	1.50	21.41	to	19.62
12/31/2016	64,813	23.31	to	24.87	1,499,155	1.43	0.00	to	1.50	11.58	to	9.94
Franklin Allocation Class 4 Shares
12/31/2020	1,693	27.40	to	24.62	46,048	1.32	0.30	to	1.50	11.42	to	10.10
12/31/2019	1,505	24.59	to	22.36	36,217	3.20	0.30	to	1.50	19.20	to	17.79
12/31/2018	1,376	20.63	to	18.99	27,840	2.72	0.30	to	1.50	(9.85)	to	(10.92)
12/31/2017	1,344	22.88	to	21.31	30,357	1.63	0.30	to	1.50	11.12	to	10.13
12/31/2016	3,817	20.57	to	19.35	77,432	3.67	0.60	to	1.50	12.25	to	11.26
ProFund VP Asia 30
12/31/2020	39,262	14.58	to	26.57	615,260	1.02	0.30	to	1.50	35.14	to	33.55
12/31/2019	52,999	10.79	to	19.90	605,511	0.20	0.30	to	1.50	25.93	to	24.44
12/31/2018	33,714	8.57	to	15.99	316,302	0.41	0.30	to	1.50	(18.84)	to	(19.81)
12/31/2017	47,330	10.56	to	19.94	529,351	-	0.30	to	1.50	32.09	to	30.92
12/31/2016	42,713	7.98	to	15.23	364,314	1.15	0.60	to	1.50	0.04	to	(0.84)
ProFund VP Basic Materials
12/31/2020	10,220	14.31	to	25.11	144,019	0.67	0.30	to	1.50	16.14	to	14.76
12/31/2019	9,302	12.32	to	21.88	113,150	0.29	0.30	to	1.50	17.37	to	15.98
12/31/2018	6,442	10.50	to	18.87	66,713	0.49	0.30	to	1.50	(17.91)	to	(18.88)
12/31/2017	11,881	12.79	to	23.26	151,018	0.50	0.30	to	1.50	22.23	to	21.15
12/31/2016	9,841	10.45	to	19.20	102,652	0.37	0.60	to	1.50	17.79	to	16.74
ProFund VP Bull
12/31/2020	3,498	28.66	to	34.41	99,048	0.11	0.30	to	1.50	15.69	to	14.32
12/31/2019	282	24.78	to	30.10	7,611	0.11	0.30	to	1.50	28.50	to	26.98
12/31/2018	3,824	19.28	to	23.70	79,786	-	0.30	to	1.50	(6.43)	to	(7.54)
12/31/2017	1,671	20.61	to	25.64	37,180	-	0.30	to	1.50	18.63	to	17.58
12/31/2016	190	17.35	to	21.80	3,672	-	0.60	to	1.50	9.01	to	8.04
ProFund VP Consumer Services
12/31/2020	5,047	44.09	to	57.28	228,599	-	0.30	to	1.50	27.96	to	26.45
12/31/2019	4,955	34.46	to	45.30	176,731	-	0.30	to	1.50	24.27	to	22.80
12/31/2018	5,608	27.73	to	36.89	158,616	-	0.30	to	1.50	0.31	to	(0.88)
12/31/2017	5,378	27.64	to	37.21	150,975	-	0.30	to	1.50	17.66	to	16.62
12/31/2016	5,599	23.46	to	31.91	136,731	-	0.60	to	1.50	3.57	to	2.65
ProFund VP Emerging Markets
12/31/2020	10,723	10.56	to	20.60	123,604	0.65	0.30	to	1.50	26.34	to	24.85
12/31/2019	36,341	8.35	to	16.50	312,649	0.27	0.30	to	1.50	23.86	to	22.40
12/31/2018	13,071	6.75	to	13.48	96,712	0.24	0.30	to	1.50	(15.52)	to	(16.53)
12/31/2017	41,725	7.98	to	16.15	338,909	0.08	0.30	to	1.50	32.46	to	31.29
12/31/2016	28,549	6.02	to	12.30	170,579	0.22	0.60	to	1.50	10.35	to	9.37
ProFund VP Europe 30
12/31/2020	467	9.50	to	14.32	4,793	2.84	0.30	to	1.50	(9.50)	to	(10.57)
12/31/2019	420	10.50	to	16.01	4,861	0.83	0.30	to	1.50	17.44	to	16.05
12/31/2018	2,035	8.94	to	13.80	18,232	2.60	0.30	to	1.50	(14.39)	to	(15.41)
12/31/2017	2,182	10.44	to	16.31	24,336	1.50	0.30	to	1.50	19.00	to	17.95
12/31/2016	582	8.76	to	13.83	5,546	2.95	0.60	to	1.50	7.17	to	6.22
ProFund VP Falling U.S. Dollar
12/31/2020	24,882	6.22	to	6.37	154,560	0.07	0.30	to	1.50	4.49	to	3.26
12/31/2019	6,399	5.95	to	6.17	38,037	0.03	0.30	to	1.50	(2.63)	to	(3.78)
12/31/2018	1,085	6.11	to	6.42	6,578	-	0.30	to	1.50	(6.59)	to	(7.70)
12/31/2017	3,310	6.54	to	6.95	21,514	-	0.30	to	1.50	7.81	to	6.86
12/31/2016	1,130	6.06	to	6.50	6,805	-	0.60	to	1.50	(6.42)	to	(7.25)

31

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Financials
12/31/2020	10,381	$15.61	to	$23.85	$172,557	0.64%	0.30%	to	1.50%	(2.06	) %	to	(3.22	) %
12/31/2019	10,499	15.93	to	24.65	175,440	0.49	0.30	to	1.50	29.88		to	28.35
12/31/2018	14,710	12.27	to	19.20	185,098	0.36	0.30	to	1.50	(10.70)		to	(11.76)
12/31/2017	14,764	13.74	to	21.76	207,672	0.35	0.30	to	1.50	17.49		to	16.45
12/31/2016	16,536	11.68	to	18.69	202,119	0.35	0.60	to	1.50	14.63		to	13.62
ProFund VP Government Money Market
12/31/2020	14,455	9.94	to	8.46	138,566	0.03	0.30	to	1.50	(0.26)		to	(1.44)
12/31/2019	13,375	9.97	to	8.59	130,150	0.86	0.30	to	1.50	0.47		to	(0.72)
12/31/2018	77,997	9.92	to	8.65	750,995	0.48	0.30	to	1.50	0.12		to	(1.07)
12/31/2017	20,093	9.91	to	8.74	191,222	0.02	0.30	to	1.50	(0.57)		to	(1.45)
12/31/2016	14,262	9.95	to	8.87	137,028	0.02	0.60	to	1.50	(0.57)		to	(1.45)
ProFund VP International
12/31/2020	875	10.07	to	15.75	10,230	0.52	0.30	to	1.50	4.58		to	3.35
12/31/2019	846	9.63	to	15.24	9,433	0.27	0.30	to	1.50	18.91		to	17.51
12/31/2018	866	8.10	to	12.97	8,031	-	0.30	to	1.50	(16.01)		to	(17.01)
12/31/2017	20,581	9.64	to	15.63	205,677	-	0.30	to	1.50	21.07		to	20.00
12/31/2016	3,108	7.95	to	13.03	32,940	-	0.60	to	1.50	(1.51)		to	(2.39)
ProFund VP Japan
12/31/2020	-	14.83	to	21.80	-	-	0.30	to	1.50	15.59		to	14.22
12/31/2019	-	12.83	to	19.09	-	-	0.30	to	1.50	19.64		to	18.22
12/31/2018	2,581	10.73	to	16.15	27,415	-	0.30	to	1.50	(11.90)		to	(12.95)
12/31/2017	565	12.18	to	18.55	6,880	-	0.30	to	1.50	17.75		to	16.71
12/31/2016	4,939	10.33	to	15.89	50,131	-	0.60	to	1.50	(0.18)		to	(1.07)
ProFund VP Mid-Cap
12/31/2020	6,014	23.67	to	33.15	141,693	1.01	0.30	to	1.50	10.43		to	9.12
12/31/2019	5,331	21.44	to	30.38	112,576	0.18	0.30	to	1.50	23.16		to	21.70
12/31/2018	6,939	17.40	to	24.96	118,318	-	0.30	to	1.50	(13.12)		to	(14.16)
12/31/2017	5,565	20.03	to	29.08	110,455	-	0.30	to	1.50	12.76		to	11.76
12/31/2016	11,418	17.75	to	26.02	204,307	-	0.60	to	1.50	17.48		to	16.44
ProFund VP NASDAQ-100
12/31/2020	32,122	68.21	to	74.17	2,164,944	-	0.30	to	1.50	45.13		to	43.42
12/31/2019	19,092	47.00	to	51.72	893,911	-	0.30	to	1.50	36.29		to	34.68
12/31/2018	14,818	34.48	to	38.40	509,663	-	0.30	to	1.50	(2.16)		to	(3.33)
12/31/2017	13,024	35.24	to	39.72	458,919	-	0.30	to	1.50	29.60		to	28.45
12/31/2016	10,565	27.16	to	30.92	287,550	-	0.60	to	1.50	4.63		to	3.70
ProFund VP Oil & Gas
12/31/2020	106,248	4.91	to	6.92	528,768	2.47	0.30	to	1.50	(34.66)		to	(35.43)
12/31/2019	71,427	7.51	to	10.72	551,237	1.40	0.30	to	1.50	8.19		to	6.91
12/31/2018	72,275	6.94	to	10.02	516,661	1.71	0.30	to	1.50	(20.46)		to	(21.41)
12/31/2017	92,377	8.73	to	12.76	832,250	1.53	0.30	to	1.50	(3.75)		to	(4.60)
12/31/2016	32,906	9.06	to	13.37	333,132	1.14	0.60	to	1.50	23.45		to	22.35
ProFund VP Pharmaceuticals
12/31/2020	9,909	25.78	to	28.45	264,414	0.11	0.30	to	1.50	12.18		to	10.85
12/31/2019	10,762	22.98	to	25.67	256,275	0.85	0.30	to	1.50	13.70		to	12.36
12/31/2018	11,459	20.21	to	22.85	239,238	1.03	0.30	to	1.50	(6.48)		to	(7.59)
12/31/2017	11,184	21.61	to	24.72	250,897	0.86	0.30	to	1.50	9.70		to	8.73
12/31/2016	15,874	19.68	to	22.74	321,855	1.49	0.60	to	1.50	(4.31)		to	(5.15)
ProFund VP Precious Metals
12/31/2020	51,916	5.61	to	12.72	336,906	0.28	0.30	to	1.50	23.73		to	22.27
12/31/2019	36,725	4.54	to	10.41	198,323	0.03	0.30	to	1.50	45.54		to	43.82
12/31/2018	33,457	3.12	to	7.24	129,130	-	0.30	to	1.50	(13.73)		to	(14.76)
12/31/2017	46,890	3.61	to	8.49	210,394	-	0.30	to	1.50	4.65		to	3.73
12/31/2016	147,946	3.45	to	8.18	534,468	-	0.60	to	1.50	54.89		to	53.52

32

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Short Emerging Markets
12/31/2020	320	$1.96	to	$1.06	$623	0.12%	0.30%	to	1.50%	(31.96	) %	to	(32.77	) %
12/31/2019	1,665	2.88	to	1.57	4,757	0.05	0.30	to	1.50	(21.23)		to	(22.16)
12/31/2018	5,021	3.65	to	2.02	16,079	-	0.30	to	1.50	12.25		to	10.91
12/31/2017	1,522	3.25	to	1.82	3,084	-	0.30	to	1.50	(28.27)		to	(28.91)
12/31/2016	8,014	4.53	to	2.56	33,310	-	0.60	to	1.50	(16.74)		to	(17.48)
ProFund VP Short International
12/31/2020	331	2.67	to	1.64	883	0.58	0.30	to	1.50	(17.19)		to	(18.17)
12/31/2019	308	3.22	to	2.00	991	0.52	0.30	to	1.50	(17.67)		to	(18.64)
12/31/2018	295	3.91	to	2.46	1,122	-	0.30	to	1.50	15.13		to	13.76
12/31/2017	271	3.40	to	2.16	901	-	0.30	to	1.50	(21.11)		to	(21.81)
12/31/2016	249	4.30	to	2.76	1,051	-	0.60	to	1.50	(6.46)		to	(7.28)
ProFund VP Short NASDAQ-100
12/31/2020	4,416	0.54	to	0.38	2,324	0.46	0.30	to	1.50	(42.95)		to	(43.62)
12/31/2019	43,661	0.94	to	0.68	40,945	0.47	0.30	to	1.50	(28.27)		to	(29.12)
12/31/2018	18,228	1.31	to	0.96	22,721	-	0.30	to	1.50	(3.18)		to	(4.33)
12/31/2017	10,092	1.35	to	1.00	12,111	-	0.30	to	1.50	(25.69)		to	(26.35)
12/31/2016	6,295	1.82	to	1.36	10,243	-	0.60	to	1.50	(10.59)		to	(11.39)
ProFund VP Short Small-Cap
12/31/2020	49,635	0.92	to	0.65	44,827	0.89	0.30	to	1.50	(32.17)		to	(32.97)
12/31/2019	103,859	1.36	to	0.97	138,937	0.10	0.30	to	1.50	(21.02)		to	(21.96)
12/31/2018	20,807	1.72	to	1.24	34,337	-	0.30	to	1.50	10.06		to	8.75
12/31/2017	48,547	1.56	to	1.14	74,412	-	0.30	to	1.50	(14.71)		to	(15.47)
12/31/2016	53,300	1.83	to	1.35	95,482	-	0.60	to	1.50	(22.06)		to	(22.75)
ProFund VP Small-Cap
12/31/2020	9,775	24.88	to	31.89	243,356	0.05	0.30	to	1.50	16.71		to	15.33
12/31/2019	11,670	21.32	to	27.66	247,474	-	0.30	to	1.50	23.23		to	21.78
12/31/2018	4,733	17.30	to	22.71	81,334	-	0.30	to	1.50	(13.15)		to	(14.19)
12/31/2017	4,738	19.92	to	26.46	94,293	-	0.30	to	1.50	11.76		to	10.77
12/31/2016	15,574	17.80	to	23.89	274,039	-	0.60	to	1.50	18.97		to	17.92
ProFund VP Small-Cap Value
12/31/2020	7,529	22.16	to	28.11	167,669	0.02	0.30	to	1.50	0.76		to	(0.43)
12/31/2019	7,955	21.99	to	28.23	175,095	-	0.30	to	1.50	22.20		to	20.75
12/31/2018	2,912	17.99	to	23.38	52,802	-	0.30	to	1.50	(14.47)		to	(15.49)
12/31/2017	2,503	21.04	to	27.67	51,953	0.01	0.30	to	1.50	9.06		to	8.09
12/31/2016	15,231	19.27	to	25.60	290,327	-	0.60	to	1.50	28.01		to	26.88
ProFund VP Telecommunications
12/31/2020	2,742	14.56	to	17.89	44,900	0.95	0.30	to	1.50	2.84		to	1.63
12/31/2019	1,729	14.16	to	17.61	29,640	3.19	0.30	to	1.50	14.43		to	13.07
12/31/2018	2,214	12.37	to	15.57	32,134	5.18	0.30	to	1.50	(15.36)		to	(16.37)
12/31/2017	3,179	14.62	to	18.62	54,806	4.59	0.30	to	1.50	(2.71)		to	(3.57)
12/31/2016	5,715	15.01	to	19.30	94,878	2.38	0.60	to	1.50	20.93		to	19.86
ProFund VP U.S. Government Plus
12/31/2020	6,948	23.10	to	19.21	156,830	0.04	0.30	to	1.50	20.33		to	18.91
12/31/2019	3,336	19.20	to	16.15	62,321	0.84	0.30	to	1.50	17.87		to	16.47
12/31/2018	11,588	16.29	to	13.87	184,379	0.95	0.30	to	1.50	(5.71)		to	(6.83)
12/31/2017	5,862	17.27	to	14.88	98,684	0.41	0.30	to	1.50	8.84		to	7.87
12/31/2016	6,345	15.85	to	13.80	97,649	-	0.60	to	1.50	(0.90)		to	(1.78)
ProFund VP UltraNASDAQ-100
12/31/2020	9,608	137.60	to	126.45	1,290,464	-	0.30	to	1.50	85.74		to	83.55
12/31/2019	9,571	74.08	to	68.89	687,011	-	0.30	to	1.50	79.13		to	77.01
12/31/2018	12,631	41.36	to	38.92	511,709	-	0.30	to	1.50	(9.90)		to	(10.98)
12/31/2017	8,870	45.90	to	43.72	399,316	-	0.30	to	1.50	67.33		to	65.85
12/31/2016	5,817	27.40	to	26.36	157,640	-	0.60	to	1.50	7.98		to	7.02

33

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP UltraSmall-Cap
12/31/2020	13,303	$30.74	to	$64.95	$407,864	0.16%	0.30%	to	1.50%	16.04%	to	14.67%
12/31/2019	1,129	26.49	to	56.64	30,563	-	0.30	to	1.50	46.89	to	45.15
12/31/2018	1,021	18.03	to	39.02	18,964	-	0.30	to	1.50	(27.17)	to	(28.04)
12/31/2017	1,630	24.76	to	54.22	41,400	-	0.30	to	1.50	24.45	to	23.35
12/31/2016	2,575	19.87	to	43.96	60,282	-	0.60	to	1.50	38.76	to	37.53
ProFund VP Utilities
12/31/2020	6,806	20.24	to	25.10	142,249	1.62	0.30	to	1.50	(2.69)	to	(3.84)
12/31/2019	14,981	20.80	to	26.10	316,391	1.59	0.30	to	1.50	22.51	to	21.06
12/31/2018	9,734	16.97	to	21.56	167,797	1.51	0.30	to	1.50	2.58	to	1.36
12/31/2017	5,985	16.55	to	21.27	104,666	2.57	0.30	to	1.50	9.98	to	9.01
12/31/2016	11,793	15.03	to	19.52	179,011	1.34	0.60	to	1.50	14.39	to	13.38
TA Aegon High Yield Bond Initial Class
12/31/2020	37,746	25.25	to	26.04	966,562	6.23	0.30	to	1.50	4.73	to	3.49
12/31/2019	39,754	24.11	to	25.16	982,480	6.49	0.30	to	1.50	13.87	to	12.53
12/31/2018	37,356	21.17	to	22.36	818,449	6.34	0.30	to	1.50	(2.64)	to	(3.80)
12/31/2017	33,992	21.75	to	23.24	812,877	4.83	0.30	to	1.50	6.80	to	5.86
12/31/2016	17,220	20.34	to	21.96	383,532	5.86	0.60	to	1.50	14.65	to	13.64
TA Aegon Sustainable Equity Income Initial Class
12/31/2020	46,994	27.22	to	23.70	1,223,218	3.04	0.00	to	1.50	(7.35)	to	(8.72)
12/31/2019	49,154	29.38	to	25.96	1,401,773	2.35	0.00	to	1.50	23.91	to	22.08
12/31/2018	54,087	23.71	to	21.27	1,281,582	2.14	0.00	to	1.50	(11.50)	to	(12.82)
12/31/2017	51,461	26.79	to	24.39	1,389,458	2.20	0.00	to	1.50	16.43	to	14.71
12/31/2016	54,913	23.01	to	21.26	1,313,022	2.15	0.00	to	1.50	14.91	to	13.22
TA Aegon U.S. Government Securities Initial Class
12/31/2020	6,503	16.54	to	13.36	103,628	1.84	0.30	to	1.50	8.65	to	7.37
12/31/2019	3,370	15.23	to	12.45	47,478	1.31	0.30	to	1.50	6.28	to	5.03
12/31/2018	3,971	14.33	to	11.85	52,278	2.85	0.30	to	1.50	(0.04)	to	(1.23)
12/31/2017	4,239	14.33	to	12.00	61,253	2.85	0.30	to	1.50	2.05	to	1.14
12/31/2016	8,226	14.03	to	11.86	119,390	0.70	0.60	to	1.50	(0.30)	to	(1.18)
TA BlackRock Global Real Estate Securities Initial Class
12/31/2020	41,843	23.82	to	22.87	1,028,543	12.25	0.30	to	1.50	(0.61)	to	(1.79)
12/31/2019	43,884	23.97	to	23.29	1,117,357	0.90	0.30	to	1.50	24.82	to	23.34
12/31/2018	43,457	19.20	to	18.88	943,401	8.63	0.30	to	1.50	(10.36)	to	(11.43)
12/31/2017	43,491	21.42	to	21.32	1,105,509	3.59	0.30	to	1.50	10.66	to	9.68
12/31/2016	41,540	19.34	to	19.44	1,054,789	1.76	0.60	to	1.50	0.03	to	(0.86)
TA BlackRock Government Money Market Initial Class
12/31/2020	114,006	11.29	to	8.72	1,248,680	0.21	0.00	to	1.50	0.29	to	(1.19)
12/31/2019	66,922	11.26	to	8.83	718,536	1.97	0.00	to	1.50	1.97	to	0.47
12/31/2018	90,737	11.04	to	8.79	965,116	1.82	0.00	to	1.50	1.81	to	0.29
12/31/2017	67,650	10.84	to	8.76	724,671	0.01	0.00	to	1.50	0.01	to	(1.47)
12/31/2016	65,406	10.84	to	8.89	718,824	0.01	0.00	to	1.50	0.01	to	(1.47)
TA BlackRock iShares Edge 40 Initial Class
12/31/2020	1,761	20.63	to	20.24	38,545	2.41	0.30	to	1.50	9.32	to	8.03
12/31/2019	1,807	18.87	to	18.74	36,390	2.16	0.30	to	1.50	14.96	to	13.60
12/31/2018	2,085	16.42	to	16.50	36,859	1.95	0.30	to	1.50	(4.43)	to	(5.56)
12/31/2017	1,976	17.18	to	17.47	37,097	1.77	0.30	to	1.50	9.09	to	8.13
12/31/2016	2,066	15.73	to	16.15	35,863	1.49	0.60	to	1.50	1.62	to	0.72
TA BlackRock Tactical Allocation Initial Class
12/31/2020	52,021	18.24	to	16.65	922,932	3.54	0.30	to	1.50	13.06	to	11.73
12/31/2019	57,247	16.14	to	14.90	900,617	4.14	0.30	to	1.50	17.08	to	15.69
12/31/2018	58,861	13.78	to	12.88	793,867	2.03	0.30	to	1.50	(4.50)	to	(5.64)
12/31/2017	57,933	14.43	to	13.65	821,710	2.75	0.30	to	1.50	11.35	to	10.37
12/31/2016	57,392	12.94	to	12.36	733,033	3.85	0.60	to	1.50	4.54	to	3.61

34

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA International Growth Initial Class
12/31/2020	104,543	$17.68	to	$25.76	$1,895,786	2.25%	0.30%	to	1.50%	20.54%	to	19.11%
12/31/2019	109,063	14.67	to	21.62	1,687,289	1.63	0.30	to	1.50	27.30	to	25.80
12/31/2018	111,417	11.52	to	17.19	1,365,996	1.21	0.30	to	1.50	(17.95)	to	(18.93)
12/31/2017	128,854	14.04	to	21.20	1,945,681	1.41	0.30	to	1.50	26.49	to	25.37
12/31/2016	108,379	11.09	to	16.91	1,339,078	1.46	0.60	to	1.50	(0.52)	to	(1.40)
TA Janus Balanced Initial Class
12/31/2020	12,209	22.37	to	20.13	263,918	1.49	0.30	to	1.50	14.25	to	12.90
12/31/2019	15,483	19.58	to	17.83	295,212	1.81	0.30	to	1.50	21.72	to	20.28
12/31/2018	13,467	16.09	to	14.82	210,241	1.67	0.30	to	1.50	(0.08)	to	(1.27)
12/31/2017	12,476	16.10	to	15.01	195,104	1.53	0.30	to	1.50	16.35	to	15.32
12/31/2016	13,422	13.82	to	13.02	181,171	1.22	0.60	to	1.50	3.71	to	2.79
TA Janus Mid-Cap Growth Initial Class
12/31/2020	302,279	45.36	to	47.84	13,376,468	0.23	0.30	to	1.50	18.85	to	17.44
12/31/2019	305,709	38.16	to	40.73	11,386,276	0.07	0.30	to	1.50	36.30	to	34.69
12/31/2018	317,493	28.00	to	30.24	8,660,462	0.06	0.30	to	1.50	(1.52)	to	(2.69)
12/31/2017	328,836	28.43	to	31.08	9,108,315	0.10	0.30	to	1.50	28.24	to	27.11
12/31/2016	351,824	22.14	to	24.45	7,454,679	-	0.60	to	1.50	(2.63)	to	(3.49)
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2020	29,911	21.96	to	20.46	657,539	2.56	0.30	to	1.50	11.14	to	9.82
12/31/2019	30,267	19.76	to	18.63	618,237	2.64	0.30	to	1.50	13.56	to	12.22
12/31/2018	30,397	17.40	to	16.60	555,030	1.82	0.30	to	1.50	(4.27)	to	(5.41)
12/31/2017	32,378	18.18	to	17.55	625,345	2.15	0.30	to	1.50	12.14	to	11.15
12/31/2016	34,266	16.19	to	15.79	595,420	2.06	0.60	to	1.50	4.00	to	3.08
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2020	875,511	32.11	to	31.65	28,215,417	1.69	0.30	to	1.50	24.37	to	22.90
12/31/2019	936,944	25.82	to	25.75	24,455,894	1.74	0.30	to	1.50	25.67	to	24.19
12/31/2018	969,239	20.54	to	20.73	20,350,997	1.89	0.30	to	1.50	(10.66)	to	(11.73)
12/31/2017	1,013,099	23.00	to	23.49	24,033,437	1.45	0.30	to	1.50	23.89	to	22.80
12/31/2016	1,027,527	18.54	to	19.13	19,770,107	2.19	0.60	to	1.50	5.45	to	4.51
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2020	248,621	24.95	to	23.00	6,226,996	2.23	0.30	to	1.50	12.27	to	10.94
12/31/2019	242,921	22.23	to	20.73	5,482,316	2.19	0.30	to	1.50	16.07	to	14.70
12/31/2018	244,241	19.15	to	18.08	4,828,433	1.77	0.30	to	1.50	(5.41)	to	(6.54)
12/31/2017	244,721	20.24	to	19.34	5,220,185	1.88	0.30	to	1.50	15.77	to	14.75
12/31/2016	250,851	17.46	to	16.85	4,662,103	2.20	0.60	to	1.50	4.94	to	4.01
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2020	937,254	27.63	to	26.10	26,044,754	2.06	0.30	to	1.50	14.72	to	13.37
12/31/2019	974,879	24.08	to	23.02	23,865,195	2.21	0.30	to	1.50	19.65	to	18.24
12/31/2018	985,742	20.13	to	19.47	20,454,740	1.88	0.30	to	1.50	(7.35)	to	(8.45)
12/31/2017	1,001,636	21.72	to	21.27	22,784,159	1.71	0.30	to	1.50	19.06	to	18.01
12/31/2016	1,039,771	18.22	to	18.02	20,010,472	2.04	0.60	to	1.50	5.91	to	4.98
TA JPMorgan Core Bond Initial Class
12/31/2020	39,987	19.35	to	15.20	720,949	3.83	0.00	to	1.50	7.46	to	5.88
12/31/2019	40,645	18.01	to	14.35	683,259	2.64	0.00	to	1.50	8.53	to	6.92
12/31/2018	38,453	16.59	to	13.42	606,005	3.33	0.00	to	1.50	0.08	to	(1.41)
12/31/2017	38,788	16.58	to	13.61	619,641	2.92	0.00	to	1.50	3.66	to	2.14
12/31/2016	39,395	15.99	to	13.33	649,520	2.19	0.00	to	1.50	2.39	to	0.88
TA JPMorgan Enhanced Index Initial Class
12/31/2020	11,659	40.70	to	42.85	477,251	1.44	0.30	to	1.50	19.81	to	18.39
12/31/2019	12,654	33.97	to	36.19	433,224	1.17	0.30	to	1.50	30.64	to	29.10
12/31/2018	13,897	26.00	to	28.03	366,700	1.14	0.30	to	1.50	(6.29)	to	(7.41)
12/31/2017	13,555	27.75	to	30.28	384,583	0.54	0.30	to	1.50	20.43	to	19.37
12/31/2016	11,329	23.01	to	25.36	268,082	0.45	0.60	to	1.50	10.69	to	9.71

35

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan International Moderate Growth Initial Class
12/31/2020	88,976	$16.14	to	$21.34	$1,423,926	2.74%	0.30%	to	1.50%	14.56%	to	13.20%
12/31/2019	91,327	14.09	to	18.86	1,282,469	2.32	0.30	to	1.50	17.42	to	16.03
12/31/2018	95,574	12.00	to	16.25	1,148,396	2.32	0.30	to	1.50	(11.85)	to	(12.90)
12/31/2017	105,431	13.61	to	18.66	1,436,165	1.83	0.30	to	1.50	21.06	to	19.99
12/31/2016	105,256	11.23	to	15.55	1,186,199	2.08	0.60	to	1.50	0.62	to	(0.27)
TA JPMorgan Mid Cap Value Initial Class
12/31/2020	10,366	36.50	to	45.25	371,042	1.27	0.30	to	0.90	1.05	to	0.45
12/31/2019	10,926	36.12	to	45.05	389,666	1.40	0.30	to	0.90	25.83	to	25.08
12/31/2018	11,188	28.71	to	36.02	320,078	0.87	0.30	to	0.90	(12.07)	to	(12.60)
12/31/2017	11,602	32.65	to	41.21	379,446	0.77	0.30	to	0.90	12.80	to	12.46
12/31/2016	12,216	28.91	to	36.64	368,390	2.11	0.60	to	0.90	13.91	to	13.57
TA JPMorgan Tactical Allocation Initial Class
12/31/2020	67,257	17.43	to	16.70	1,155,718	2.40	0.30	to	1.50	12.03	to	10.70
12/31/2019	68,277	15.56	to	15.08	1,059,929	2.24	0.30	to	1.50	11.84	to	10.52
12/31/2018	77,180	13.91	to	13.65	1,118,296	2.20	0.30	to	1.50	(3.23)	to	(4.38)
12/31/2017	71,788	14.38	to	14.27	1,097,537	1.81	0.30	to	1.50	8.10	to	7.15
12/31/2016	62,445	13.28	to	13.32	1,038,266	1.34	0.60	to	1.50	3.84	to	2.92
TA Managed Risk - Balanced ETF Initial Class
12/31/2020	1,747	17.89	to	19.86	30,645	1.65	0.00	to	1.50	4.48	to	2.94
12/31/2019	2,803	17.12	to	19.29	47,056	1.62	0.00	to	1.50	15.92	to	14.21
12/31/2018	5,479	14.77	to	16.89	78,325	2.31	0.00	to	1.50	(4.33)	to	(5.75)
12/31/2017	1,604	15.44	to	17.92	24,691	1.82	0.00	to	1.50	13.72	to	12.04
12/31/2016	927	13.58	to	15.99	13,013	0.58	0.00	to	1.50	3.94	to	2.41
TA Managed Risk - Conservative ETF Initial Class
12/31/2020	-	13.65	to	13.65	-	-	0.00	to	0.00	5.23	to	5.23
12/31/2019	-	12.97	to	12.97	-	-	0.00	to	0.00	12.38	to	12.38
12/31/2018	-	11.55	to	11.55	-	-	0.00	to	0.00	(3.31)	to	(3.31)
12/31/2017	-	11.94	to	11.94	-	-	0.00	to	0.00	11.30	to	11.30
12/31/2016	10	10.73	to	10.73	106	1.72	0.00	to	0.00	4.36	to	4.36
TA Managed Risk - Growth ETF Initial Class
12/31/2020	10,549	18.90	to	23.32	195,830	2.35	0.00	to	1.50	4.52	to	2.98
12/31/2019	10,402	18.08	to	22.65	185,409	1.79	0.00	to	1.50	19.74	to	17.97
12/31/2018	13,510	15.10	to	19.20	201,021	2.04	0.00	to	1.50	(6.99)	to	(8.37)
12/31/2017	11,147	16.24	to	20.95	179,664	1.70	0.00	to	1.50	18.78	to	17.03
12/31/2016	12,837	13.67	to	17.90	174,269	1.51	0.00	to	1.50	4.97	to	3.42
TA Morgan Stanley Capital Growth Initial Class
12/31/2020	84,297	99.15	to	103.55	8,439,294	-	0.30	to	1.50	117.22	to	114.66
12/31/2019	89,763	45.65	to	48.24	4,188,449	-	0.30	to	1.50	23.37	to	21.91
12/31/2018	78,174	37.00	to	39.57	2,978,907	-	0.30	to	1.50	6.36	to	5.10
12/31/2017	76,314	34.79	to	37.65	2,759,522	-	0.30	to	1.50	42.74	to	41.48
12/31/2016	67,313	24.34	to	26.61	1,797,862	-	0.60	to	1.50	(2.84)	to	(3.70)
TA Morgan Stanley Global Allocation Initial Class
12/31/2020	10,397	17.52	to	15.98	171,513	2.06	0.30	to	1.50	18.23	to	16.84
12/31/2019	10,811	14.82	to	13.68	152,526	1.98	0.30	to	1.50	17.85	to	16.46
12/31/2018	11,151	12.57	to	11.75	134,728	2.29	0.30	to	1.50	(7.68)	to	(8.78)
12/31/2017	11,778	13.62	to	12.88	155,700	1.90	0.30	to	1.50	13.07	to	12.07
12/31/2016	15,070	12.03	to	11.49	177,580	0.99	0.60	to	1.50	4.31	to	3.39
TA Multi-Managed Balanced Initial Class
12/31/2020	42,455	35.73	to	33.50	1,495,176	1.61	0.30	to	1.50	15.55	to	14.18
12/31/2019	41,279	30.92	to	29.34	1,266,031	1.63	0.30	to	1.50	21.40	to	19.97
12/31/2018	42,109	25.47	to	24.46	1,072,619	1.43	0.30	to	1.50	(3.95)	to	(5.09)
12/31/2017	43,247	26.51	to	25.77	1,153,988	0.84	0.30	to	1.50	13.46	to	12.45
12/31/2016	44,705	23.34	to	22.91	1,066,741	0.97	0.60	to	1.50	7.23	to	6.28

36

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA PIMCO Tactical - Balanced Initial Class
12/31/2020	14,054	$17.88	to	$15.60	$240,028	3.45%	0.00%	to	1.50%	9.18%	to	7.57%
12/31/2019	14,803	16.38	to	14.51	231,130	0.43	0.00	to	1.50	19.90	to	18.13
12/31/2018	14,857	13.66	to	12.28	194,565	3.21	0.00	to	1.50	(6.75)	to	(8.13)
12/31/2017	10,726	14.65	to	13.37	151,402	0.53	0.00	to	1.50	12.42	to	10.76
12/31/2016	10,212	13.03	to	12.07	129,193	0.52	0.00	to	1.50	5.65	to	4.09
TA PIMCO Tactical - Conservative Initial Class
12/31/2020	15,568	17.04	to	14.86	245,141	1.68	0.00	to	1.50	10.22	to	8.59
12/31/2019	16,913	15.46	to	13.69	241,762	0.37	0.00	to	1.50	17.86	to	16.12
12/31/2018	17,223	13.11	to	11.79	211,529	3.38	0.00	to	1.50	(4.92)	to	(6.33)
12/31/2017	14,084	13.79	to	12.59	182,482	1.50	0.00	to	1.50	10.70	to	9.07
12/31/2016	14,814	12.46	to	11.54	175,977	0.59	0.00	to	1.50	5.22	to	3.67
TA PIMCO Tactical - Growth Initial Class
12/31/2020	24,646	17.83	to	15.55	411,646	4.18	0.00	to	1.50	9.26	to	7.65
12/31/2019	24,447	16.31	to	14.45	375,034	-	0.00	to	1.50	21.97	to	20.17
12/31/2018	25,830	13.38	to	12.02	327,237	3.28	0.00	to	1.50	(7.49)	to	(8.87)
12/31/2017	27,504	14.46	to	13.19	380,308	0.59	0.00	to	1.50	15.13	to	13.44
12/31/2016	31,055	12.56	to	11.63	376,648	-	0.00	to	1.50	5.09	to	3.54
TA PIMCO Total Return Initial Class
12/31/2020	32,420	19.31	to	15.95	567,278	5.58	0.00	to	1.50	7.68	to	6.09
12/31/2019	28,732	17.93	to	15.04	474,063	2.30	0.00	to	1.50	8.41	to	6.81
12/31/2018	25,502	16.54	to	14.08	391,010	2.73	0.00	to	1.50	(0.65)	to	(2.13)
12/31/2017	25,952	16.65	to	14.38	414,324	-	0.00	to	1.50	4.88	to	3.34
12/31/2016	23,528	15.87	to	13.92	360,318	2.42	0.00	to	1.50	2.71	to	1.20
TA QS Investors Active Asset Allocation - Conservative Initial Class
12/31/2020	3,859	15.15	to	13.42	53,956	2.08	0.00	to	1.50	6.99	to	5.41
12/31/2019	3,773	14.16	to	12.73	49,697	2.29	0.00	to	1.50	11.47	to	9.82
12/31/2018	3,565	12.70	to	11.59	42,574	1.88	0.00	to	1.50	(2.61)	to	(4.05)
12/31/2017	3,402	13.04	to	12.08	42,176	2.01	0.00	to	1.50	11.92	to	10.27
12/31/2016	3,180	11.66	to	10.96	35,595	1.43	0.00	to	1.50	2.87	to	1.36
TA QS Investors Active Asset Allocation - Moderate Initial Class
12/31/2020	5,251	15.05	to	13.32	74,383	2.10	0.00	to	1.50	3.59	to	2.06
12/31/2019	5,624	14.52	to	13.05	77,724	1.96	0.00	to	1.50	11.43	to	9.79
12/31/2018	6,499	13.03	to	11.89	81,064	1.70	0.00	to	1.50	(3.98)	to	(5.40)
12/31/2017	6,323	13.57	to	12.57	82,705	1.88	0.00	to	1.50	15.71	to	14.00
12/31/2016	6,847	11.73	to	11.03	78,189	1.45	0.00	to	1.50	2.43	to	0.92
TA QS Investors Active Asset Allocation - Moderate Growth Initial Class
12/31/2020	93,760	14.59	to	12.92	1,281,606	2.14	0.00	to	1.50	(1.85)	to	(3.30)
12/31/2019	95,356	14.87	to	13.36	1,335,222	1.96	0.00	to	1.50	11.59	to	9.94
12/31/2018	99,045	13.32	to	12.15	1,253,698	1.57	0.00	to	1.50	(5.67)	to	(7.07)
12/31/2017	96,977	14.12	to	13.08	1,311,971	1.47	0.00	to	1.50	20.55	to	18.78
12/31/2016	101,582	11.72	to	11.01	1,151,804	1.32	0.00	to	1.50	2.32	to	0.81
TA Small/Mid Cap Value Initial Class
12/31/2020	112,892	47.97	to	40.61	5,240,148	1.16	0.30	to	1.50	3.73	to	2.50
12/31/2019	123,654	46.24	to	39.61	5,552,117	0.98	0.30	to	1.50	24.90	to	23.43
12/31/2018	127,191	37.02	to	32.09	4,592,982	0.87	0.30	to	1.50	(11.72)	to	(12.77)
12/31/2017	143,583	41.94	to	36.80	5,910,804	1.14	0.30	to	1.50	14.87	to	13.85
12/31/2016	144,590	36.47	to	32.32	5,206,768	0.78	0.60	to	1.50	20.41	to	19.34
TA T. Rowe Price Small Cap Initial Class
12/31/2020	48,395	58.91	to	60.05	2,816,584	-	0.30	to	1.50	23.19	to	21.74
12/31/2019	48,006	47.82	to	49.33	2,269,284	-	0.30	to	1.50	32.37	to	30.81
12/31/2018	47,393	36.12	to	37.71	1,697,521	-	0.30	to	1.50	(7.36)	to	(8.46)
12/31/2017	51,923	38.99	to	41.20	2,011,318	-	0.30	to	1.50	21.66	to	20.59
12/31/2016	54,939	32.01	to	34.16	1,753,123	-	0.60	to	1.50	10.56	to	9.58

37

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA WMC US Growth Initial Class
12/31/2020	560,479	$55.49	to	$53.60	$29,751,275	0.11%	0.00%	to	1.50%	37.30%	to	35.27%
12/31/2019	590,226	40.42	to	39.62	23,010,125	0.13	0.00	to	1.50	40.05	to	37.98
12/31/2018	601,215	28.86	to	28.72	16,883,619	0.48	0.00	to	1.50	0.21	to	(1.28)
12/31/2017	633,241	28.80	to	29.09	17,918,064	0.42	0.00	to	1.50	29.20	to	27.29
12/31/2016	657,070	22.29	to	22.85	14,683,998	0.40	0.00	to	1.50	2.81	to	1.30

(1) See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

38

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

Under some forms of the policies, a sales charge and premium taxes are deducted by TFLIC prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply. Under all forms of the policy, monthly charges against policy cash values are made to compensate TFLIC for costs of insurance provided. A daily charge equal to an annual rate ranging from 0.00% to 1.50% of average daily net assets is assessed to compensate TFLIC for assumption of mortality and expense risks in connection with the issuance and administration of the policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable life contracts.

39

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

40